UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2014

Date of reporting period:	8/31/2013

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON SELECT GROWTH FUND

SEMIANNUAL REPORT • AUGUST 31, 2013

Fund Type

Large Cap Stock

Objective

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2013, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2013 Prudential Financial, Inc. and its related entities. Prudential Investments, Prudential, Jennison Associates, Jennison, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

October 15, 2013

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Select Growth Fund informative and useful. The report covers performance for the six-month period that ended August 31, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Select Growth Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Jennison Select Growth Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 8/31/13
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	12.21%	17.46%	55.86%	103.24%	—
Class B	11.67	16.63	50.15	88.58	—
Class C	11.79	16.63	50.15	88.58	—
Class Q	12.30	17.72	N/A	N/A	13.61% (5/3/12)
Class X	11.79	16.63	50.15	N/A	30.95 (10/29/07)
Class Z	12.39	17.82	57.89	108.56	—
Russell 1000® Growth Index	9.59	16.43	49.66	101.17	—
S&P 500 Index	8.95	18.70	42.33	98.86	—
Lipper Large-Cap Growth Funds Average	9.05	16.15	37.46	87.02	—

Average Annual Total Returns (With Sales Charges) as of 9/30/13
		One Year	Five Years	Ten Years	Since Inception
Class A		14.80%	12.03%	7.77%	—
Class B		15.53	12.32	7.58	—
Class C		19.53	12.49	7.60	—
Class Q		21.79	N/A	N/A	14.18% (5/3/12)
Class X		14.53	12.11	N/A	5.44 (10/29/07)
Class Z		21.76	13.62	8.69	—
Russell 1000 Growth Index		19.27	12.07	7.82	—
S&P 500 Index		19.34	10.01	7.56	—
Lipper Large-Cap Growth Funds Average		19.60	10.48	7.19	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The fund’s returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the fund or any gains you may realize if you sell your shares.

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The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B	Class C	Class Q	Class X	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5/6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	If sold during: Yr. 1 = 6% Yr. 2 = 5% Yr. 3/4 = 4% Yr. 5 = 3% Yr. 6/7 = 2% Yr. 8 = 1% Yr. 9 = 0%	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	None	1%	None

Class X shares are closed to new investors. Class X shares are only available through exchanges from the same class of shares of certain other Prudential Investments funds.

Benchmark Definitions

Russell 1000 Growth Index

The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates. Russell 1000 Growth Index Closest Month-End to Inception cumulative total return as of 8/31/13 is 16.47% for Class Q and 29.51% for Class X. Russell 1000 Growth Index Closest Month-End to Inception average annual total return as of 9/30/13 is 14.84% for Class Q and 5.24% for Class X.

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the U.S. have performed. S&P 500 Index Closest Month-End to Inception cumulative total return as of 8/31/13 is 20.42% for Class Q and 20.02% for Class X. S&P 500 Index Closest Month-End to Inception average annual total return as of 9/30/13 is 16.53% for Class Q and 3.67% for Class X.

Lipper Large-Cap Growth Funds Average

The Lipper Large-Cap Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Growth Funds category for the periods noted. Funds in the Lipper Average

Prudential Jennison Select Growth Fund	3

Your Fund’s Performance (continued)

invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index. Lipper Average Closest Month-End to Inception cumulative total return as of 8/31/13 is 14.31% for Class Q and 17.87% for Class X. Lipper Average Closest Month-End to Inception average annual total return as of 9/30/13 is 14.01% for Class Q and 3.71% for Class X.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 8/31/13
MasterCard, Inc. (Class A Stock), IT Services	5.7%
Google, Inc. (Class A Stock), Internet Software & Services	4.9
Apple, Inc., Computers & Peripherals	4.6
Amazon.com, Inc., Internet & Catalog Retail	3.9
Gilead Sciences, Inc., Biotechnology	3.7

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 8/31/13
Biotechnology	12.2%
Internet Software & Services	11.3
Textiles, Apparel, & Luxury Goods	11.2
Internet & Catalog Retail	8.3
Software	7.9

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2013, at the beginning of the period, and held through the six-month period ended August 31, 2013. The example is for illustrative purposes only; you should consult the prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Jennison Select Growth Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Select Growth Fund		Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,122.10	1.24%	$6.63
	Hypothetical	$1,000.00	$1,018.95	1.24%	$6.31

Class B	Actual	$1,000.00	$1,116.70	1.99%	$10.62
	Hypothetical	$1,000.00	$1,015.17	1.99%	$10.11

Class C	Actual	$1,000.00	$1,117.90	1.99%	$10.62
	Hypothetical	$1,000.00	$1,015.17	1.99%	$10.11

Class Q	Actual	$1,000.00	$1,123.00	0.99%	$5.30
	Hypothetical	$1,000.00	$1,020.21	0.99%	$5.04

Class X	Actual	$1,000.00	$1,117.90	1.99%	$10.62
	Hypothetical	$1,000.00	$1,015.17	1.99%	$10.11

Class Z	Actual	$1,000.00	$1,123.90	0.99%	$5.30
	Hypothetical	$1,000.00	$1,020.21	0.99%	$5.04

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2013, and divided by the 365 days in the fund’s fiscal year ending February 28, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended August 31, 2013 are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.53%	1.24%
B	2.23%	1.99%
C	2.23%	1.99%
Q	1.00%	0.99%
X	2.22%	1.99%
Z	1.22%	0.99%

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Jennison Select Growth Fund	7

Portfolio of Investments

as of August 31, 2013 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 99.2%
COMMON STOCKS

Aerospace & Defense 4.6%
35,135	Precision Castparts Corp.	$7,421,917
51,484	TransDigm Group, Inc.	7,053,308

		14,475,225

Biotechnology 12.2%
58,722	Alexion Pharmaceuticals, Inc.*	6,327,883
42,425	Biogen Idec, Inc.*	9,037,373
64,076	BioMarin Pharmaceutical, Inc.*	4,195,056
16,801	Celgene Corp.*	2,351,804
192,945	Gilead Sciences, Inc.*(a)	11,628,795
60,089	Vertex Pharmaceuticals, Inc.*	4,515,688

		38,056,599

Capital Markets 1.9%
225,925	Morgan Stanley	5,819,828

Chemicals 3.2%
102,143	Monsanto Co.	9,998,778

Computers & Peripherals 4.5%
29,191	Apple, Inc.	14,217,477

Energy Equipment & Services 1.5%
88,049	FMC Technologies, Inc.*	4,722,068

Food & Staples Retailing 4.8%
63,463	Costco Wholesale Corp.	7,099,606
3,299	Sprouts Farmers Market, Inc.*	121,931
146,251	Whole Foods Market, Inc.	7,714,740

		14,936,277

Healthcare Equipment & Supplies 1.6%
146,517	Abbott Laboratories	4,883,412

Hotels, Restaurants & Leisure 3.7%
134,095	Dunkin’ Brands Group, Inc.	5,778,153
82,909	Starbucks Corp.	5,846,743

		11,624,896

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	9

Portfolio of Investments

as of August 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Internet & Catalog Retail 8.3%
43,327	Amazon.com, Inc.*	$12,174,021
47,375	ASOS PLC (United Kingdom)*	3,486,420
10,791	priceline.com, Inc.*	10,127,677

		25,788,118

Internet Software & Services 11.3%
213,374	Facebook, Inc. (Class A Stock)*	8,808,079
17,977	Google, Inc. (Class A Stock)*	15,224,721
46,857	LinkedIn Corp. (Class A Stock)*	11,247,554

		35,280,354

IT Services 5.6%
29,136	MasterCard, Inc. (Class A Stock)	17,658,747

Media 2.6%
134,738	Walt Disney Co. (The)(a)	8,196,113

Personal Products 2.2%
105,086	Estee Lauder Cos., Inc. (The) (Class A Stock)	6,868,421

Pharmaceuticals 2.4%
44,293	Novo Nordisk A/S (Denmark), ADR	7,394,273

Road & Rail 2.1%
54,464	Canadian Pacific Railway Ltd. (Canada)	6,428,386

Semiconductors & Semiconductor Equipment 0.4%
30,292	Avago Technologies Ltd. (Singapore)	1,166,545

Software 7.9%
104,329	Red Hat, Inc.*	5,270,701
151,692	Salesforce.com, Inc.*(a)	7,452,628
63,410	Splunk, Inc.*	3,500,866
61,145	VMware, Inc. (Class A Stock)*(a)	5,145,352
47,388	Workday, Inc. (Class A Stock)*	3,437,052

		24,806,599

Specialty Retail 5.3%
258,751	Inditex SA (Spain), ADR	6,828,439
183,669	TJX Cos., Inc.	9,683,030

		16,511,469

See Notes to Financial Statements.

10

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods 11.2%
66,017	Burberry Group PLC (United Kingdom)	$1,571,269
143,397	Michael Kors Holdings Ltd. (Hong Kong)*	10,624,284
145,427	NIKE, Inc. (Class B Stock)	9,135,724
769,142	Prada SpA (Italy)	7,545,890
35,996	Ralph Lauren Corp.	5,954,098

		34,831,265

Wireless Telecommunication Services 1.9%
81,404	SBA Communications Corp. (Class A Stock)*(a)	6,105,300

	TOTAL LONG-TERM INVESTMENTS (cost $204,143,190)	309,770,150

SHORT-TERM INVESTMENT 9.0%

AFFILIATED MONEY MARKET MUTUAL FUND
28,122,548	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $28,122,548; includes $25,008,712 of cash collateral for securities on loan); Note 3(b)(c)	28,122,548

	TOTAL INVESTMENTS 108.2% (cost $232,265,738; Note 5)	337,892,698
	Liabilities in excess of other assets (8.2)%	(25,688,004)

	NET ASSETS 100.0%	$312,204,694

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $25,063,971; cash collateral of $25,008,712 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Fund remained in compliance.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	11

Portfolio of Investments

as of August 31, 2013 (Unaudited) continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$297,166,571	$12,603,579	$—
Affiliated Money Market Mutual Fund	28,122,548	—	—

Total	$325,289,119	$12,603,579	$—

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2013 was as follows:

Biotechnology	12.2%
Internet Software & Services	11.3
Textiles, Apparel & Luxury Goods	11.2
Affiliated Money Market Mutual Fund (including 8.0% of cash collateral received for securities on loan)	9.0
Internet & Catalog Retail	8.3
Software	7.9
IT Services	5.6
Specialty Retail	5.3
Food & Staples Retailing	4.8
Aerospace & Defense	4.6
Computers & Peripherals	4.5
Hotels, Restaurants & Leisure	3.7
Chemicals	3.2
Media	2.6%
Pharmaceuticals	2.4
Personal Products	2.2
Road & Rail	2.1
Wireless Telecommunication Services	1.9
Capital Markets	1.9
Healthcare Equipment & Supplies	1.6
Energy Equipment & Services	1.5
Semiconductors & Semiconductor Equipment	0.4

108.2
Liabilities in excess of other assets	(8.2)

100.0%

See Notes to Financial Statements.

12

The Fund invested in financial instruments during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument assets and liabilities:

Description	Gross Amounts Recognized	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position
Assets:
Securities on loan	$25,008,712	$—	$—	$25,008,712
Collateral Amounts Pledged/(Received):
Securities on loan				(25,008,712)

Net Amount				$—

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	13

Statement of Assets & Liabilities

as of August 31, 2013 (Unaudited)

Assets
Investments at value, including securities on loan of $25,063,971:
Unaffiliated investments (cost $204,143,190)	$309,770,150
Affiliated investments (cost $28,122,548)	28,122,548
Receivable for investments sold	726,870
Receivable for Fund shares sold	283,965
Dividends receivable	104,304
Tax reclaim receivable	4,617
Prepaid expenses	4,342

Total assets	339,016,796

Liabilities
Payable to broker for collateral for securities on loan (Note 3)	25,008,712
Payable for investments purchased	707,304
Payable for Fund shares reacquired	661,335
Management fee payable	242,214
Distribution fee payable	82,196
Accrued expenses	59,382
Affiliated transfer agent fee payable	48,612
Deferred trustees’ fees	2,347

Total liabilities	26,812,102

Net Assets	$312,204,694

Net assets were comprised of:
Shares of beneficial interest, at par	$27,845
Paid-in capital in excess of par	217,749,874

217,777,719
Accumulated net investment loss	(20,784)
Accumulated net realized loss on investment and foreign currency transactions	(11,179,201)
Net unrealized appreciation on investments	105,626,960

Net assets, August 31, 2013	$312,204,694

See Notes to Financial Statements.

14

Class A
Net asset value and redemption price per share
($178,763,022 ÷ 15,817,816 shares of beneficial interest issued and outstanding)	$11.30
Maximum sales charge (5.50% of offering price)	0.66

Maximum offering price to public	$11.96

Class B
Net asset value, offering price and redemption price per share
($9,504,333 ÷ 927,795 shares of beneficial interest issued and outstanding)	$10.24

Class C
Net asset value, offering price and redemption price per share
($40,743,412 ÷ 3,979,726 shares of beneficial interest issued and outstanding)	$10.24

Class Q
Net asset value, offering price and redemption price per share
($495,176 ÷ 42,353 shares of beneficial interest issued and outstanding)	$11.69

Class X
Net asset value, offering price and redemption price per share
($651,564 ÷ 63,629 shares of beneficial interest issued and outstanding)	$10.24

Class Z
Net asset value, offering price and redemption price per share
($82,047,187 ÷ 7,013,624 shares of beneficial interest issued and outstanding)	$11.70

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	15

Statement of Operations

Six Months Ended August 31, 2013 (Unaudited)

Net Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $52,849)	$2,187,795
Affiliated income from securities loaned, net	14,625
Affiliated dividend income	3,844

Total income	2,206,264

Expenses
Management fee	1,397,450
Distribution fee—Class A	217,269
Distribution fee—Class B	45,944
Distribution fee—Class C	197,778
Distribution fee—Class X	4,151
Transfer agent’s fees and expenses (including affiliated expenses of $141,000) (Note 3)	355,000
Registration fees	43,000
Custodian’s fees and expenses	40,000
Shareholders’ reports	25,000
Legal fees and expenses	13,000
Audit fee	11,000
Trustees’ fees	7,000
Insurance	2,000
Loan interest expense (Note 7)	52
Miscellaneous	8,948

Total expenses	2,367,592
Less: Expense subsidy (Note 2)	(365,202)

Net expenses	2,002,390

Net investment income	203,874

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	11,126,079
Foreign currency transactions	(10,423)

11,115,656

Net change in unrealized appreciation (depreciation) on investments	23,524,422

Net gain on investment and foreign currency transactions	34,640,078

Net Increase In Net Assets Resulting From Operations	$34,843,952

See Notes to Financial Statements.

16

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2013	Year Ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$203,874	$(486,220)
Net realized gain on investment and foreign currency transactions	11,115,656	8,582,376
Net change in unrealized appreciation (depreciation) on investments	23,524,422	4,119,187

Net increase in net assets resulting from operations	34,843,952	12,215,343

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	21,584,438	103,988,213
Cost of shares reacquired	(42,759,012)	(64,627,356)

Net increase (decrease) in net assets from Fund share transactions	(21,174,574)	39,360,857

Total increase	13,669,378	51,576,200

Net Assets:
Beginning of period	298,535,316	246,959,116

End of period	$312,204,694	$298,535,316

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	17

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 3 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of four funds: Prudential Jennison Select Growth Fund (the “Fund”), Prudential Strategic Value Fund, Prudential Jennison Market Neutral Fund and Prudential Real Assets Fund. These financial statements relate to Prudential Jennison Select Growth Fund, a non-diversified Fund. The financial statements of the Prudential Strategic Value Fund, Prudential Jennison Market Neutral Fund and Prudential Real Assets Fund are not presented herein.

The investment objective of the Fund is long-term growth of capital.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that

18

are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor

Prudential Jennison Select Growth Fund	19

Notes to Financial Statements

(Unaudited) continued

services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Board of Trustees. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

20

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Master Netting Arrangements: The Fund may be subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right to set-off existed and management has not elected to offset.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Prudential Jennison Select Growth Fund	21

Notes to Financial Statements

(Unaudited) continued

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investments and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Fund in the Trust is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

22

Note 2. Agreements

The Trust has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .90% of the Fund’s average daily net assets up to and including $1 billion and .85% of such average daily net assets in excess of $1 billion. The effective management fee rate was .90% for the six months ended August 31, 2013.

Effective January 27, 2012, PI contractually agreed to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees), extraordinary and certain other expenses such as taxes, interest and brokerage commissions) of each class of shares to .99% of the Fund’s average daily net assets until June 30, 2014. This waiver may not be terminated prior to June 30, 2014. The decision on whether to renew, modify or terminate the waiver is subject to review by the manager and the Fund’s Board of Trustees.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q and Class Z shares of the Fund. In addition, the Fund has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”) which, together with PIMS, serves as co-distributor of Class X shares of the Fund. The Fund compensates PIMS and PAD, as applicable, for distributing and servicing the Fund’s Class A, Class B, Class C and Class X shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS or PAD. The distribution fees are accrued daily and paid monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS and PAD, as applicable, for distribution related activities at an annual rate of up to .30%, 1%, 1% and 1% of the average daily net assets of the Class A, B, C and X shares, respectively. PIMS has contractually agreed to limit such expenses to .25% of the average daily net assets of the Class A shares for the six months ended August 31, 2013.

Prudential Jennison Select Growth Fund	23

Notes to Financial Statements

(Unaudited) continued

PIMS has advised the Fund that it has received $40,906 in front-end sales charges resulting from sales of Class A shares, during the six months ended August 31, 2013. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended August 31, 2013, it received $35, $6,105, and $2,415 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B, and Class C shareholders, respectively.

PI, PIMS, PAD and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. For the six months ended August 31, 2013, PIM has been compensated approximately $4,400 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended August 31, 2013, were $49,734,556 and $68,860,524, respectively.

24

Note 5. Tax Information

The United States federal income tax basis of investments and net unrealized appreciation as of August 31, 2013 were as follows:

Tax Basis	$235,418,983

Appreciation	103,031,473
Depreciation	(557,758)

Net Unrealized Appreciation	$102,473,715

The book basis may differ from tax basis due to certain tax related adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses incurred in the fiscal years ended February 29, 2012 and February 28, 2013 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before February 29, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Fund utilized approximately $9,273,000 of its pre-enactment losses to offset net taxable gains realized in the fiscal year ended February 28, 2013. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of February 28, 2013, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2017	$17,402,000

The Fund elected to treat post-October capital losses of approximately $1,740,000 and certain late-year ordinary income losses of approximately $222,000 as having been incurred in the following fiscal year (February 28, 2014).

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Prudential Jennison Select Growth Fund	25

Notes to Financial Statements

(Unaudited) continued

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class X and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. All investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The CDSC is waived for purchase by certain retirement or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. Class X shares are sold with a contingent deferred sales charge which declines from 6% to zero depending on the period of time the shares are held. Class X shares will automatically convert to Class A shares approximately ten years after purchase. Class X shares are not offered to new purchasers and are only available through exchange from the same class of shares offered by certain Prudential Funds. The last conversion of Class M and Class L shares to Class A shares was completed as of April 13, 2012 and August 24, 2012, respectively. There are no Class M and Class L shares outstanding and Class M and Class L shares are no longer being offered for sale. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Q and Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

26

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2013:
Shares sold	624,014	$6,735,595
Shares reacquired	(1,349,168)	(14,389,186)

Net increase (decrease) in shares outstanding before conversion	(725,154)	(7,653,591)
Shares issued upon conversion from Class B, Class X and Class Z	125,627	1,336,033
Shares reacquired upon conversion into Class Z	(8,808)	(94,217)

Net increase (decrease) in shares outstanding	(608,335)	$(6,411,775)

Year ended February 28, 2013:
Shares sold	3,411,140	$32,662,808
Shares reacquired	(3,813,705)	(36,851,380)

Net increase (decrease) in shares outstanding before conversion	(402,565)	(4,188,572)
Shares issued upon conversion from Class B, Class L, Class M, Class X and Class Z	2,304,650	22,195,655
Shares reacquired upon conversion into Class Z	(11,854)	(117,277)

Net increase (decrease) in shares outstanding	1,890,231	$17,889,806

Class B
Six months ended August 31, 2013:
Shares sold	73,853	$719,201
Shares reacquired	(35,025)	(339,118)

Net increase (decrease) in share outstanding before conversion	38,828	380,083
Shares reacquired upon conversion into Class A	(74,743)	(719,780)

Net increase (decrease) in shares outstanding	(35,915)	$(339,697)

Year ended February 28, 2013:
Shares sold	273,867	$2,419,240
Shares reacquired	(102,626)	(898,500)

Net increase (decrease) in shares outstanding before conversion	171,241	1,520,740
Shares reacquired upon conversion into Class A	(195,842)	(1,726,423)

Net increase (decrease) in shares outstanding	(24,601)	$(205,683)

Class C
Six months ended August 31, 2013:
Shares sold	263,969	$2,595,010
Shares reacquired	(396,239)	(3,844,081)

Net increase (decrease) in shares outstanding before conversion	(132,270)	(1,249,071)
Shares reacquired upon conversion into Class Z	(27,035)	(262,893)

Net increase (decrease) in shares outstanding	(159,305)	$(1,511,964)

Year ended February 28, 2013:
Shares sold	782,603	$6,944,606
Shares reacquired	(735,067)	(6,488,491)

Net increase (decrease) in shares outstanding before conversion	47,536	456,115
Shares reacquired upon conversion into Class Z	(19,315)	(165,011)

Net increase (decrease) in shares outstanding	28,221	$291,104

Prudential Jennison Select Growth Fund	27

Notes to Financial Statements

(Unaudited) continued

Class L	Shares	Amount
Period ended August 24, 2012*:
Shares sold	1,041	$10,335
Shares reacquired	(108,744)	(1,024,115)

Net increase (decrease) in shares outstanding before conversion	(107,703)	(1,013,780)
Shares reacquired upon conversion into Class A	(1,987,373)	(18,889,389)

Net increase (decrease) in shares outstanding	(2,095,076)	$(19,903,169)

Class M
Period ended April 13, 2012**:
Shares reacquired	(472)	$(4,285)

Net increase (decrease) in shares outstanding before conversion	(472)	(4,285)
Shares reacquired upon conversion into Class A	(39,600)	(357,259)

Net increase (decrease) in shares outstanding	(40,072)	$(361,544)

Class Q
Six months ended August 31, 2013:
Shares sold	18,512	$210,172
Shares reacquired	(855)	(9,848)

Net increase (decrease) in shares outstanding	17,657	$200,324

Period ended February 28, 2013***:
Shares sold	26,294	$252,985
Shares reacquired	(1,598)	(15,090)

Net increase (decrease) in shares outstanding	24,696	$237,895

Class X
Six months ended August 31, 2013:
Shares reacquired	(4,359)	$(42,719)
Shares reacquired upon conversion into Class A	(46,873)	(455,939)

Net increase (decrease) in shares outstanding	(51,232)	$(498,658)

Year ended February 28, 2013:
Shares sold	216	$1,862
Shares reacquired	(25,064)	(220,650)

Net increase (decrease) in shares outstanding before conversion	(24,848)	(218,788)
Shares reacquired upon conversion into Class A	(125,274)	(1,112,035)

Net increase (decrease) in shares outstanding	(150,122)	$(1,330,823)

28

Class Z	Shares	Amount
Six months ended August 31, 2013:
Shares sold	1,026,637	$11,324,460
Shares reacquired	(2,195,495)	(24,134,060)

Net increase (decrease) in shares outstanding before conversion	(1,168,858)	(12,809,600)
Shares issued upon conversion from Class A and Class C	32,250	357,110
Shares reacquired upon conversion into Class A	(14,621)	(160,314)

Net increase (decrease) in shares outstanding	(1,151,229)	$(12,612,804)

Year ended February 28, 2013:
Shares sold	6,178,409	$61,696,377
Shares reacquired	(1,933,281)	(19,124,845)

Net increase (decrease) in shares outstanding before conversion	4,245,128	42,571,532
Shares issued upon conversion from Class A and Class C	28,541	282,288
Shares reacquired upon conversion into Class A	(10,985)	(110,549)

Net increase (decrease) in shares outstanding	4,262,684	$42,743,271

*	As of August 24, 2012, the last conversion of Class L shares to Class A shares was completed. There are no Class L shares outstanding and Class L shares are no longer being offered for sale.
**	As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale.
***	Commencement of offering was May 3, 2012.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to November 15, 2012, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the six months ended August 31, 2013. The average daily balance for the 2 days that the Fund has loans outstanding during the period was approximately $650,000, borrowed at a weighted average interest rate of 1.44%.

Prudential Jennison Select Growth Fund	29

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended August 31, 2013		Year Ended February 28/29,
			2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$10.07		$9.65	$8.77	$7.32	$4.94	$7.21
Income (loss) from investment operations:
Net investment income (loss)	.01		(.01)	(.07)	(.06)	(.02)	(.05)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.22		.43	.95	1.50	2.40	(2.22)
Total from investment operations	1.23		.42	.88	1.44	2.38	(2.27)
Capital Contributions(e):	-		-	-	.01	-	-
Net asset value, end of period	$11.30		$10.07	$9.65	$8.77	$7.32	$4.94
Total Return(b):	12.21%		4.35%	10.03%	19.81%	48.18%	(31.48)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$178,763		$165,459	$140,310	$122,174	$104,234	$67,381
Average net assets (000)	$172,596		$153,197	$123,580	$110,150	$90,593	$85,895
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursements(d)	1.24%	(g)	1.24%	1.56%	1.64%	1.75%	1.71%
Expenses before waivers and/or expense reimbursements(d)	1.48%	(g)	1.53%	1.62%	1.71%	1.82%	1.78%
Net investment income (loss)	.19%	(g)	(.09)%	(.81)%	(.82)%	(.27)%	(.75)%
Portfolio turnover rate	17%	(f)	61%	59%	75%	85%	132%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(e) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended February 28, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Not annualized.

(g) Annualized.

See Notes to Financial Statements.

30

Class B Shares
	Six Months Ended August 31, 2013		Year Ended February 28/29,
			2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$9.16		$8.85	$8.10	$6.81	$4.63	$6.81
Income (loss) from investment operations:
Net investment loss	(.03)		(.08)	(.13)	(.11)	(.06)	(.09)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.11		.39	.88	1.39	2.24	(2.09)
Total from investment operations	1.08		.31	.75	1.28	2.18	(2.18)
Capital Contributions(d):	-		-	-	.01	-	-
Net asset value, end of period	$10.24		$9.16	$8.85	$8.10	$6.81	$4.63
Total Return(b):	11.79%		3.50%	9.26%	18.94%	47.08%	(32.01)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,504		$8,832	$8,745	$8,527	$7,875	$5,898
Average net assets (000)	$9,126		$8,591	$7,884	$7,835	$7,148	$8,780
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursements	1.99%	(f)	1.99%	2.31%	2.39%	2.50%	2.46%
Expenses before waivers and/or expense reimbursements	2.23%	(f)	2.28%	2.37%	2.46%	2.57%	2.53%
Net investment loss	(.56)%	(f)	(.86)%	(1.56)%	(1.57)%	(1.03)%	(1.40)%
Portfolio turnover rate	17%	(e)	61%	59%	75%	85%	132%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended February 28, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Not annualized.

(f) Annualized.

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	31

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended August 31, 2013		Year Ended February 28/29,
			2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$9.16		$8.84	$8.10	$6.81	$4.63	$6.80
Income (loss) from investment operations:
Net investment loss	(.03)		(.08)	(.13)	(.11)	(.06)	(.09)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.11		.40	.87	1.39	2.24	(2.08)
Total from investment operations	1.08		.32	.74	1.28	2.18	(2.17)
Capital Contributions(d):	-		-	-	.01	-	-
Net asset value, end of period	$10.24		$9.16	$8.84	$8.10	$6.81	$4.63
Total Return(b):	11.79%		3.62%	9.14%	18.94%	47.08%	(31.91)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$40,743		$37,911	$36,354	$34,631	$33,358	$23,861
Average net assets (000)	$39,280		$36,957	$32,731	$32,771	$30,887	$32,885
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursements	1.99%	(f)	1.99%	2.31%	2.39%	2.50%	2.46%
Expenses before waivers and/or expense reimbursements	2.23%	(f)	2.28%	2.37%	2.46%	2.57%	2.53%
Net investment loss	(.55)%	(f)	(.86)%	(1.56)%	(1.57)%	(1.04)%	(1.45)%
Portfolio turnover rate	17%	(e)	61%	59%	75%	85%	132%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended February 28, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Not annualized.

(f) Annualized.

See Notes to Financial Statements.

32

Class L Shares
	Period Ended August 24,		Year Ended February 28/29,				October 29, 2007(a) through February 29,
	2012(h)		2012	2011	2010	2009	2008
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$9.55		$8.70	$7.28	$4.92	$7.20	$8.26
Income (loss) from investment operations:
Net investment loss	(.03)		(.09)	(.08)	(.04)	(.05)	(.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.02)		.94	1.49	2.40	(2.23)	(1.04)
Total from investment operations	(.05)		.85	1.41	2.36	(2.28)	(1.06)
Capital Contributions(i):	-		-	.01	-	-	-
Net asset value, end of period	$9.50		$9.55	$8.70	$7.28	$4.92	$7.20
Total Return(c):	(.52)%		9.77%	19.51%	47.97%	(31.67)%	(12.83)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$18,898		$20,008	$20,953	$20,573	$16,347	$29,541
Average net assets (000)	$19,327		$19,457	$20,056	$19,649	$24,123	$33,160
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursements	1.49%	(f)	1.81%	1.89%	2.00%	1.96%	1.96%	(f)
Expenses before waivers and/or expense reimbursements	1.78%	(f)	1.87%	1.96%	2.07%	2.03%	1.99%	(f)
Net investment loss	(.69)%	(f)	(1.06)%	(1.07)%	(.55)%	(.82)%	(.59)%	(f)
Portfolio turnover rate	61%	(e)(g)	59%	75%	85%	132%	187%	(g)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Calculated as of February 28, 2013.

(f) Annualized.

(g) Not annualized.

(h) As of August 24, 2012, the last conversion of Class L shares to Class A shares was completed. There are no Class L shares outstanding and Class L shares are no longer being offered for sale.

(i) During the fiscal year ended February 28, 2011, the Fund received from an independent administrator, payment related to a former affiliates settlement of regulatory proceedings involving allegations of improper trading in Fund shares.

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	33

Financial Highlights

(Unaudited) continued

Class M Shares
	Period Ended April 13,		Year Ended February 28/29,				October 29, 2007(a) through February 29,
	2012(h)		2012	2011	2010	2009	2008
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$8.85		$8.10	$6.81	$4.63	$6.81	$7.82
Income (loss) from investment operations:
Net investment loss	(.01)		(.13)	(.11)	(.07)	(.07)	(.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.33		.88	1.39	2.25	(2.11)	(.98)
Total from investment operations	.32		.75	1.28	2.18	(2.18)	(1.01)
Capital Contributions(i):	-		-	.01	-	-	-
Net asset value, end of period	$9.17		$8.85	$8.10	$6.81	$4.63	$6.81
Total Return(c):	3.62%		9.26%	18.94%	47.08%	(32.01)%	(12.92)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$80		$355	$3,367	$7,150	$10,617	$44,006
Average net assets (000)	$153		$1,626	$4,957	$9,025	$23,996	$58,596
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursements	1.99%	(f)	2.35%	2.39%	2.50%	2.46%	2.46%	(f)
Expenses before waivers and/or expense reimbursements	2.22%	(f)	2.41%	2.46%	2.57%	2.53%	2.49%	(f)
Net investment loss	(.96)%	(f)	(1.60)%	(1.59)%	(1.13)%	(1.10)%	(1.08)%	(f)
Portfolio turnover rate	61%	(e)(g)	59%	75%	85%	132%	187%	(g)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Calculated as of February 28, 2013.

(f) Annualized.

(g) Not annualized.

(h) As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale.

(i) During the fiscal year ended February 28, 2011, the Fund received from an independent administrator, payment related to a former affiliates settlement of regulatory proceedings involving allegations of improper trading in Fund shares.

See Notes to Financial Statements.

34

Class Q Shares
	Six Months Ended August 31, 2013		May 3, 2012(a) through February 28, 2013
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$10.41		$10.29
Income from investment operations:
Net investment income	.03		.03
Net realized and unrealized gain on investment and foreign currency transactions	1.25		.09
Total from investment operations	1.28		.12
Net asset value, end of period	$11.69		$10.41
Total Return(c):	12.30%		1.17%

Ratios/Supplemental Data:
Net assets, end of period (000)	$495		$257
Average net assets (000)	$339		$159
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursements	.99%	(f)	.99%	(f)
Expenses before waivers and/or expense reimbursements	1.00%	(f)	1.02%	(f)
Net investment income	.52%	(f)	.36%	(f)
Portfolio turnover rate	17%	(e)	61%	(e)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Not annualized.

(f) Annualized.

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	35

Financial Highlights

(Unaudited) continued

Class X Shares
	Six Months Ended August 31, 2013		Year Ended February 28/29,
			2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$9.16		$8.85	$8.10	$6.81	$4.63	$6.81
Income (loss) from investment operations:
Net investment loss	(.03)		(.08)	(.13)	(.11)	(.07)	(.08)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.11		.39	.88	1.39	2.25	(2.10)
Total from investment operations	1.08		.31	.75	1.28	2.18	(2.18)
Capital Contributions(d):	-		-	-	.01	-	-
Net asset value, end of period	$10.24		$9.16	$8.85	$8.10	$6.81	$4.63
Total Return(b):	11.79%		3.50%	9.26%	18.94%	47.08%	(32.01)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$652		$1,052	$2,344	$3,688	$5,802	$7,451
Average net assets (000)	$822		$1,609	$2,831	$4,302	$7,081	$12,140
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursements	1.99%	(f)	1.99%	2.31%	2.39%	2.50%	2.46%
Expenses before waivers and/or expense reimbursements	2.22%	(f)	2.28%	2.37%	2.46%	2.57%	2.53%
Net investment loss	(.61)%	(f)	(.91)%	(1.57)%	(1.58)%	(1.12)%	(1.29)%
Portfolio turnover rate	17%	(e)	61%	59%	75%	85%	132%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended February 28, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Not annualized.

(f) Annualized.

See Notes to Financial Statements.

36

Class Z Shares
	Six Months Ended August 31, 2013		Year Ended February 28/29,
			2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$10.41		$9.95	$9.02	$7.51	$5.05	$7.35
Income (loss) from investment operations:
Net investment income (loss)	.02		.02	(.04)	(.05)	.01	(.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.27		.44	.97	1.55	2.45	(2.27)
Total from investment operations	1.29		.46	.93	1.50	2.46	(2.30)
Capital Contributions(d):	-		-	-	.01	-	-
Net asset value, end of period	$11.70		$10.41	$9.95	$9.02	$7.51	$5.05
Total Return(b):	12.39%		4.62%	10.31%	20.11%	48.71%	(31.29)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$82,047		$85,023	$38,843	$4,081	$3,440	$699
Average net assets (000)	$86,071		$61,869	$11,859	$3,396	$2,692	$1,024
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursements	.99%	(f)	.99%	1.23%	1.39%	1.50%	1.46%
Expenses before waivers and/or expense reimbursements	1.22%	(f)	1.28%	1.29%	1.46%	1.57%	1.53%
Net investment income (loss)	.40%	(f)	.19%	(.46)%	(.58)%	.11%	(.42)%
Portfolio turnover rate	17%	(e)	61%	59%	75%	85%	132%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended February 28, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Not annualized.

(f) Annualized.

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	37

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential Jennison Select Growth Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”).2 The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”), the Fund’s sub-management agreement with Prudential Investment Management, Inc. (“PIM”), and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 4-6, 2013 and approved the renewal of the agreements through July 31, 2014, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and Jennison. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to

[1]	Prudential Jennison Select Growth Fund is a series of Prudential Investment Portfolios 3.
[2]	Ms. Alberding and Messrs. Hartstein and Quinn were elected to the Board effective September 1, 2013.

Prudential Jennison Select Growth Fund

Approval of Advisory Agreements (continued)

approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 4-6, 2013.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, between PI and PIM, which serves as the Fund’s sub-manager pursuant to the terms of a sub-management agreement, and between PIM and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI, PIM and Jennison. The Board considered the services provided by PI, including but not limited to the oversight of the sub-manager and the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the sub-manager and the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the sub-manager and the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the sub-management services provided by PIM and the investment subadvisory services provided by Jennison, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the sub-management agreement and the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and Jennison’s

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organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PI, PIM and Jennison. The Board noted that Jennison and PIM are affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI, the sub-management services provided by PIM, and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI, PIM and Jennison under the management, sub-management and subadvisory agreements, respectively.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board separately considered information regarding the profitability of the subadviser and the profitability of the sub-manager, each affiliates of PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as net assets increase, but at the current level of net assets, the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s net assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) net assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Prudential Jennison Select Growth Fund

Approval of Advisory Agreements (continued)

Other Benefits to PI, PIM and Jennison

The Board considered potential ancillary benefits that might be received by PI, PIM and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI or PIM included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI and PIM), as well as benefits to their reputations or other intangible benefits resulting from PI’s and PIM’s association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI, PIM and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2012.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 29, 2012. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper Large-Cap Growth Funds Performance Universe) and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group

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(which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-, five- and ten-year periods, though it underperformed over the three-year period.
•

The Board noted PI’s explanation that it had implemented an expense cap in January 2012, which would have resulted in a second quartile ranking for net total expenses if it had been in effect for the full fiscal year.

•	The Board accepted PI’s recommendation to continue the existing expense cap of 0.99% (exclusive of 12b-1 fees and certain other fees) through June 30, 2014.
•	The Board concluded that, in light of the Fund’s competitive performance over longer periods, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Jennison Select Growth Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Bruce Karpati, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Jennison Select Growth Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON SELECT GROWTH FUND

SHARE CLASS	A	B	C	Q	X	Z
NASDAQ	SPFAX	SPFBX	SPFCX	PSGQX	JSGGX	SPFZX
CUSIP	74440K504	74440K603	74440K702	7444OK751	74440K876	74440K868

MF500E2    0252507-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL STRATEGIC VALUE FUND

SEMIANNUAL REPORT • AUGUST 31, 2013

Fund Type

Large Cap Stock

Objective

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2013, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company. Quantitative Management Associates, LLC (QMA) is a wholly owned subsidiary of Prudential Investment Management, Inc. (PIM). QMA and PIM are registered investment advisers and Prudential Financial companies. © 2013 Prudential Financial, Inc., and its related entities. Prudential Investments, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

October 15, 2013

Dear Shareholder:

We hope you find the semiannual report for the Prudential Strategic Value Fund informative and useful. The report covers performance for the six-month period that ended August 31, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Strategic Value Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Strategic Value Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 8/31/13
	Six Months	One Year	Five Years	Ten Years
Class A	9.11%	23.15%	33.06%	83.12%
Class B	8.74	22.18	28.13	70.05
Class C	8.74	22.30	28.13	70.05
Class Z	9.35	23.49	34.84	87.85
Russell 1000® Value Index	8.79	23.10	38.21	108.30
S&P 500 Index	8.95	18.70	42.33	98.86
Lipper Large Cap Value Funds Average*	9.72	22.12	34.37	92.22
Lipper Multi-Cap Value Funds Average	9.62	23.53	44.17	102.81

Average Annual Total Returns (With Sales Charges) as of 9/30/13
		One Year	Five Years	Ten Years
Class A		15.69%	6.59%	5.98%
Class B		16.60	6.87	5.79
Class C		20.60	7.02	5.79
Class Z		22.77	8.09	6.84
Russell 1000 Value Index		22.30	8.86	7.99
S&P 500 Index		19.34	10.01	7.56
Lipper Large Cap Value Funds Average*		22.13	8.54	7.10
Lipper Multi-Cap Value Funds Average		24.53	10.16	7.65

*The Fund is compared to the Lipper Large-Cap Value Funds Performance Universe, although Lipper classifies the Fund in the Lipper Multi-Cap Value Funds Performance Universe. The Lipper Large-Cap Value Funds Performance Universe is utilized because the Fund’s manager believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.

Source: Prudential Investments LLC and Lipper Inc.

The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The fund’s returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the fund or any gains you may realize if you sell your shares.

2	Visit our website at www.prudentialfunds.com

The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B	Class C	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5/6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	None

Benchmark Definitions

Russell 1000 Value Index

The Russell 1000 Value Index is an unmanaged index comprising those securities in the Russell 1000 Index with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the U.S. have performed.

Lipper Large-Cap Value Funds Average

The Lipper Large-Cap Value Funds Average represents returns based on the average return of all funds in the Lipper Large-Cap Value Funds category for the periods noted. Funds in the Lipper Large-Cap Value Funds Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap value funds typically have a lower-than-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index.

Lipper Multi-Cap Value Funds Average

The Lipper Multi-Cap Value Funds Average represents returns based on the average return of all funds in the Lipper Multi-Cap Value Funds category for the periods noted. Funds in the Lipper Multi-Cap Value Funds Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index.

Prudential Strategic Value Fund	3

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and the Lipper Averages are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 8/31/13
Exxon Mobil Corp., Oil, Gas, & Consumable Fuels	4.2%
General Electric Co., Industrial Conglomerates	3.3
Chevron Corp., Oil, Gas, & Consumable Fuels	2.9
Wells Fargo & Co., Commercial Banks	2.6
JPMorgan Chase & Co., Diversified Financial Services	2.5

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 8/31/13
Oil, Gas, & Consumable Fuels	15.6%
Commercial Banks	8.5
Insurance	7.1
Diversified Financial Services	6.6
Healthcare Providers & Services	4.4

Industry weightings reflect only long-term investments and are subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2013, at the beginning of the period, and held through the six-month period ended August 31, 2013. The example is for illustrative purposes only; you should consult the prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on this page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Strategic Value Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Strategic Value Fund		Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,091.10	1.44%	$7.59
	Hypothetical	$1,000.00	$1,017.95	1.44%	$7.32

Class B	Actual	$1,000.00	$1,087.40	2.19%	$11.52
	Hypothetical	$1,000.00	$1,014.17	2.19%	$11.12

Class C	Actual	$1,000.00	$1,087.40	2.19%	$11.52
	Hypothetical	$1,000.00	$1,014.17	2.19%	$11.12

Class Z	Actual	$1,000.00	$1,093.50	1.19%	$6.28
	Hypothetical	$1,000.00	$1,019.21	1.19%	$6.06

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2013, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended August 31, 2013 are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.53%	1.44%
B	2.23%	2.19%
C	2.23%	2.19%
Z	1.23%	1.19%

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Strategic Value Fund	7

Portfolio of Investments

as of August 31, 2013 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 95.7%
COMMON STOCKS 95.2%

Aerospace & Defense 4.0%
2,500	Alliant Techsystems, Inc.	$241,900
33,700	Exelis, Inc.	495,727
4,800	General Dynamics Corp.	399,600
2,500	L-3 Communications Holdings, Inc.	225,825
7,000	Northrop Grumman Corp.	645,890
8,700	Raytheon Co.	656,067

		2,665,009

Auto Components 1.2%
2,800	Lear Corp.	192,500
5,400	TRW Automotive Holdings Corp.*	372,978
3,400	Visteon Corp.*	243,474

		808,952

Automobiles 2.1%
48,800	Ford Motor Co.	790,072
17,800	General Motors Co.*	606,624

		1,396,696

Beverages 0.3%
4,300	Molson Coors Brewing Co. (Class B Stock)	209,797

Biotechnology 0.7%
6,500	United Therapeutics Corp.*	460,915

Capital Markets 2.5%
5,400	Ameriprise Financial, Inc.	465,210
5,600	Goldman Sachs Group, Inc. (The)	851,928
6,000	State Street Corp.	400,320

		1,717,458

Chemicals 0.9%
8,700	LyondellBasell Industries NV (Class A Stock)	610,305

Commercial Banks 8.5%
4,600	BankUnited, Inc.	135,930
8,100	BB&T Corp.	275,076
3,100	BOK Financial Corp.	198,679
6,700	Comerica, Inc.	273,628

See Notes to Financial Statements.

Prudential Strategic Value Fund	9

Portfolio of Investments

as of August 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Commercial Banks (cont’d.)
12,700	East West Bancorp, Inc.	$371,221
20,900	Fifth Third Bancorp	382,261
200	First Citizens BancShares, Inc. (Class A Stock)	40,448
1,500	First Republic Bank	66,420
25,200	Huntington Bancshares, Inc.	207,648
31,100	KeyCorp	362,937
6,500	PNC Financial Services Group, Inc. (The)	469,755
14,500	Regions Financial Corp.	136,300
8,500	SunTrust Banks, Inc.	272,170
22,300	US Bancorp	805,699
42,956	Wells Fargo & Co.	1,764,632

		5,762,804

Communications Equipment 2.8%
25,800	Brocade Communications Systems, Inc.*	190,920
52,700	Cisco Systems, Inc.	1,228,437
8,400	Harris Corp.	475,692

		1,895,049

Computers & Peripherals 3.5%
2,200	Apple, Inc.	1,071,510
8,500	Dell, Inc.	117,045
28,500	Hewlett-Packard Co.	636,690
8,500	Western Digital Corp.	527,000

		2,352,245

Construction & Engineering 0.3%
7,100	AECOM Technology Corp.*	206,823

Consumer Finance 1.5%
8,600	Capital One Financial Corp.	555,130
19,100	SLM Corp.	458,209

		1,013,339

Containers & Packaging 0.1%
1,800	Owens-Illinois, Inc.*	51,102

Diversified Financial Services 6.6%
37,519	Bank of America Corp.	529,768
8,100	Berkshire Hathaway, Inc. (Class B Stock)*	900,882

See Notes to Financial Statements.

10

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Diversified Financial Services (cont’d.)
27,500	Citigroup, Inc.	$1,329,075
33,400	JPMorgan Chase & Co.	1,687,702

		4,447,427

Diversified Telecommunication Services 2.1%
26,420	AT&T, Inc.	893,789
15,700	CenturyLink, Inc.	519,984

		1,413,773

Electric Utilities 3.7%
10,700	American Electric Power Co., Inc.	457,960
8,800	Edison International	403,832
700	Entergy Corp.	44,261
6,100	Exelon Corp.	185,989
7,400	FirstEnergy Corp.	277,278
11,700	NV Energy, Inc.	274,365
6,200	Pinnacle West Capital Corp.	336,474
14,700	PPL Corp.	451,290
3,500	Xcel Energy, Inc.	97,720

		2,529,169

Electronic Equipment, Instruments & Components 2.4%
7,600	Arrow Electronics, Inc.*	352,792
13,400	Avnet, Inc.*	516,704
18,200	Corning, Inc.	255,528
22,100	Jabil Circuit, Inc.	504,322

		1,629,346

Energy Equipment & Services 0.8%
8,800	Nabors Industries Ltd.	135,520
16,800	Superior Energy Services, Inc.*	412,608

		548,128

Food & Staples Retailing 0.7%
12,500	Kroger Co. (The)	457,500

Gas Utilities 0.5%
500	Atmos Energy Corp.	20,175
8,400	UGI Corp.	329,280

		349,455

See Notes to Financial Statements.

Prudential Strategic Value Fund	11

Portfolio of Investments

as of August 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Healthcare Equipment & Supplies 1.3%
26,400	Abbott Laboratories	$879,912

Healthcare Providers & Services 4.4%
6,100	Aetna, Inc.	386,679
4,800	Cigna Corp.	377,712
400	Express Scripts Holding Co.*	25,552
14,100	HCA Holdings, Inc.	538,479
2,200	LifePoint Hospitals, Inc.*	99,506
3,000	Mckesson Corp.	364,230
500	UnitedHealth Group, Inc.	35,870
6,800	Universal Health Services, Inc. (Class B Stock)	460,700
8,000	WellPoint, Inc.	681,120

		2,969,848

Household Products 1.5%
12,800	Procter & Gamble Co. (The)	996,992

Independent Power Producers & Energy Traders 0.7%
36,800	AES Corp. (The)	467,728

Industrial Conglomerates 3.3%
95,600	General Electric Co.	2,212,184

Insurance 7.1%
5,600	Ace Ltd.	491,232
5,900	Aflac, Inc.	340,961
2,700	Allied World Assurance Co. Holdings AG	247,671
9,800	Allstate Corp. (The)	469,616
9,300	American Financial Group, Inc.	479,229
16,700	American International Group, Inc.*	775,882
2,200	Arch Capital Group Ltd.*	117,282
5,300	Chubb Corp. (The)	440,801
1,700	Everest Re Group Ltd.	232,815
5,700	HCC Insurance Holdings, Inc.	240,540
4,600	Kemper Corp.	156,170
1,500	PartnerRe Ltd.	130,725
700	ProAssurance Corp.	32,998
7,500	Travelers Cos., Inc. (The)	599,250
1,900	XL Group PLC	56,164

		4,811,336

See Notes to Financial Statements.

12

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

IT Services 0.8%
3,700	Booz Allen Hamilton Holding Corp.	$74,851
3,700	Computer Sciences Corp.	185,555
10,600	CoreLogic, Inc.*	272,420

		532,826

Machinery 2.0%
5,800	AGCO Corp.	328,048
11,200	Oshkosh Corp.*	503,104
1,300	Trinity Industries, Inc.	54,886
3,500	Valmont Industries, Inc.	472,360

		1,358,398

Media 1.1%
6,050	Comcast Corp. (Class A Stock)	254,644
2,700	DIRECTV*	157,086
6,100	Gannett Co., Inc.	146,949
1,500	Time Warner Cable, Inc.	161,025
800	Walt Disney Co. (The)	48,664

		768,368

Multi-Utilities 2.3%
4,700	Alliant Energy Corp.	233,167
3,500	Ameren Corp.	118,335
4,800	DTE Energy Co.	320,976
11,000	PG&E Corp.	454,960
11,100	Public Service Enterprise Group, Inc.	359,862
1,700	SCANA Corp.	81,804

		1,569,104

Multiline Retail 0.2%
2,200	Target Corp.	139,282

Office Electronics 0.3%
21,100	Xerox Corp.	210,578

Oil, Gas & Consumable Fuels 15.6%
4,100	Anadarko Petroleum Corp.	374,822
5,800	Apache Corp.	496,944
16,200	Chevron Corp.	1,950,966
16,296	ConocoPhillips	1,080,425

See Notes to Financial Statements.

Prudential Strategic Value Fund	13

Portfolio of Investments

as of August 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
32,600	Exxon Mobil Corp.	$2,841,416
8,600	Hess Corp.	643,710
13,200	Marathon Oil Corp.	454,476
8,800	Marathon Petroleum Corp.	638,088
3,000	Murphy Oil Corp.	202,260
6,800	Occidental Petroleum Corp.	599,828
9,400	Phillips 66	536,740
10,000	Valero Energy Corp.	355,300
6,800	Whiting Petroleum Corp.*	343,196

		10,518,171

Pharmaceuticals 3.6%
11,400	Johnson & Johnson	985,074
11,800	Merck & Co., Inc.	558,022
31,356	Pfizer, Inc.	884,553

		2,427,649

Real Estate Investment Trusts 0.9%
11,500	American Capital Agency Corp.	261,740
12,400	Annaly Capital Management, Inc.	144,708
4,700	Hatteras Financial Corp.	86,010
12,400	MFA Financial, Inc.	89,280

		581,738

Road & Rail 2.0%
1,500	AMERCO	245,400
22,500	CSX Corp.	553,725
4,900	Norfolk Southern Corp.	353,584
3,300	Ryder System, Inc.	183,513

		1,336,222

Semiconductors & Semiconductor Equipment 1.7%
27,800	Intel Corp.	611,044
42,800	Marvell Technology Group Ltd.	518,308

		1,129,352

Software 0.9%
15,300	CA, Inc.	447,525
5,400	Microsoft Corp.	180,360

		627,885

See Notes to Financial Statements.

14

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Trading Companies & Distributors 0.2%
3,500	Gatx Corp.	$158,410

Wireless Telecommunication Services 0.1%
2,500	Telephone & Data Systems, Inc.	69,225

	TOTAL COMMON STOCKS (cost $55,734,970)	64,290,500

EXCHANGE TRADED FUND 0.5%
4,100	iShares Russell 1000 Value Index Fund (cost $350,652)	346,327

	TOTAL LONG-TERM INVESTMENTS (cost $56,085,622)	64,636,827

SHORT-TERM INVESTMENT 5.2%

AFFILIATED MONEY MARKET MUTUAL FUND
3,491,829	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $3,491,829) (Note 3)(a)	3,491,829

	TOTAL INVESTMENTS 100.9% (cost $59,577,451; Note 5)	68,128,656
	Liabilities in excess of other assets (0.9)%	(589,676)

	NET ASSETS 100.0%	$67,538,980

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Strategic Value Fund	15

Portfolio of Investments

as of August 31, 2013 (Unaudited) continued

The following is a summary of the inputs used as of August 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$64,290,500	$—	$—
Exchange Traded Fund	346,327	—	—
Affiliated Money Market Mutual Fund	3,491,829	—	—

Total	$68,128,656	$—	$—

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2013 was as follows:

Oil, Gas & Consumable Fuels	15.6%
Commercial Banks	8.5
Insurance	7.1
Diversified Financial Services	6.6
Affiliated Money Market Mutual Fund	5.2
Healthcare Providers & Services	4.4
Aerospace & Defense	4.0
Electric Utilities	3.7
Pharmaceuticals	3.6
Computers & Peripherals	3.5
Industrial Conglomerates	3.3
Communications Equipment	2.8
Capital Markets	2.5
Electronic Equipment, Instruments & Components	2.4
Multi-Utilities	2.3
Diversified Telecommunication Services	2.1
Automobiles	2.1
Machinery	2.0
Road & Rail	2.0
Semiconductors & Semiconductor Equipment	1.7
Consumer Finance	1.5
Household Products	1.5
Healthcare Equipment & Supplies	1.3
Auto Components	1.2%
Media	1.1
Software	0.9
Chemicals	0.9
Real Estate Investment Trusts	0.9
Energy Equipment & Services	0.8
IT Services	0.8
Independent Power Producers & Energy Traders	0.7
Biotechnology	0.7
Food & Staples Retailing	0.7
Gas Utilities	0.5
Exchange Traded Fund	0.5
Office Electronics	0.3
Beverages	0.3
Construction & Engineering	0.3
Trading Companies & Distributors	0.2
Multiline Retail	0.2
Wireless Telecommunication Services	0.1
Containers & Packaging	0.1

100.9%
Liabilities in excess of other assets	(0.9)

100.0%

See Notes to Financial Statements.

16

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • August 31, 2013

Prudential Strategic Value Fund

Statement of Assets & Liabilities

as of August 31, 2013 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $56,085,622)	$64,636,827
Affiliated investments (cost $3,491,829)	3,491,829
Receivable for investments sold	2,674,830
Receivable for Fund shares sold	2,482,545
Dividends receivable	147,779
Tax reclaim receivable	469
Prepaid expenses	1,068

Total assets	73,435,347

Liabilities
Payable for investments purchased	5,739,806
Accrued expenses	66,527
Management fee payable	42,451
Payable for Fund shares reacquired	28,172
Distribution fee payable	16,196
Affiliated transfer agent fee payable	1,714
Deferred trustees’ fees	1,501

Total liabilities	5,896,367

Net Assets	$67,538,980

Net assets were comprised of:
Shares of beneficial interest, at par	$5,241
Paid-in capital in excess of par	59,413,567

59,418,808
Undistributed net investment income	264,340
Accumulated net realized loss on investment transactions	(695,373)
Net unrealized appreciation on investments	8,551,205

Net assets, August 31, 2013	$67,538,980

See Notes to Financial Statements.

18

Class A
Net asset value and redemption price per share ($20,758,495 ÷ 1,607,306 shares of beneficial interest issued and outstanding)	$12.92
Maximum sales charge (5.50% of offering price)	0.75

Maximum offering price to public	$13.67

Class B
Net asset value, offering price and redemption price per share ($1,278,483 ÷ 104,051 shares of beneficial interest issued and outstanding)	$12.29

Class C
Net asset value, offering price and redemption price per share ($12,049,107 ÷ 981,150 shares of beneficial interest issued and outstanding)	$12.28

Class Z
Net asset value, offering price and redemption price per share ($33,452,895 ÷ 2,548,417 shares of beneficial interest issued and outstanding)	$13.13

See Notes to Financial Statements.

Prudential Strategic Value Fund	19

Statement of Operations

Six Months Ended August 31, 2013 (Unaudited)

Net Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $183)	$720,773
Affiliated dividend income	1,808

Total income	722,581

Expenses
Management fee	242,114
Distribution fee—Class A	26,018
Distribution fee—Class B	6,379
Distribution fee—Class C	59,732
Custodian’s fees and expenses	30,000
Transfer agent’s fees and expenses (including affiliated expenses of $5,000) (Note 3)	28,000
Registration fees	25,000
Shareholders’ reports	12,000
Audit fee	11,000
Legal fees and expenses	10,000
Trustees’ fees	6,000
Insurance	1,000
Miscellaneous	7,875

Total expenses	465,118

Less: Management fee waiver (Note 2)	(13,340)
Net expenses	451,779

Net investment income	270,803

Realized And Unrealized Gain On Investments
Net realized gain on investment transactions	3,411,806
Net change in unrealized appreciation (depreciation) on investments	1,435,671

Net gain on investment transactions	4,847,477

Net Increase In Net Assets Resulting From Operations	$5,118,280

See Notes to Financial Statements.

20

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2013	Year Ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income	$270,803	$595,770
Net realized gain on investment transactions	3,411,806	2,372,338
Net change in unrealized appreciation (depreciation) on investments	1,435,671	3,886,140

Net increase in net assets resulting from operations	5,118,280	6,854,248

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(137,490)	(146,445)
Class B	(7,599)	(4,027)
Class C	(69,195)	(38,523)
Class Z	(182,820)	(229,917)

	(397,104)	(418,912)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	9,979,937	5,593,685
Net asset value of shares issued in reinvestment of dividends	382,938	406,886
Cost of shares reacquired	(4,347,604)	(8,078,513)

Net increase (decrease) in net assets from Fund share transactions	6,015,271	(2,077,942)

Total increase	10,736,447	4,357,394

Net Assets:
Beginning of period	56,802,533	52,445,139

End of period(a)	$67,538,980	$56,802,533

(a) Includes undistributed net investment income of:	$264,340	$390,641

See Notes to Financial Statements.

Prudential Strategic Value Fund	21

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 3 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of four funds: Prudential Jennison Select Growth Fund, Prudential Jennison Market Neutral Fund, Prudential Real Assets Fund and Prudential Strategic Value Fund (the “Fund”). These financial statements relate to Prudential Strategic Value Fund. The financial statements of the Prudential Jennison Select Growth Fund, Prudential Jennison Market Neutral Fund and Prudential Real Assets Fund are not presented herein.

The Fund’s primary investment objective is long-term growth of capital.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of the financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

22

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Prudential Strategic Value Fund	23

Notes to Financial Statements

(Unaudited) continued

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Board of Trustees. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual sources of distributions is disclosed by the REITs.

Master Netting Arrangements: The Fund may be subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the

24

conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Fund in the Trust is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Prudential Strategic Value Fund	25

Notes to Financial Statements

(Unaudited) continued

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. PI pays for the services of the subadviser, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .80% of the Fund’s average daily net assets up to and including $1 billion and .75% of such average daily net assets in excess of $1 billion. The effective management fee rate was .80% of the Fund’s average daily net assets for the six months ended August 31, 2013.

Effective May 16, 2013, PI has contractually agreed to reduce Fund expenses and/or waive its investment management fee so that the Fund’s annual operating expenses do not exceed 1.15% (exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, extraordinary and certain other expenses including taxes, interest and brokerage commissions) of the Fund’s average daily net assets through June 30, 2014.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees for Class A, B and C shares are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such fees related to Class A shares to .25% of the average daily net assets of Class A shares.

26

PIMS has advised the Fund that it has received $7,252 in front-end sales charges resulting from sales of Class A shares during the six months ended August 31, 2013. From these fees, PIMS paid such sales charges to affiliated broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended August 31, 2013, it received $8,823 and $234 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended August 31, 2013, were $27,935,693 and $24,436,643, respectively.

Note 5. Tax Information

The United States federal income tax basis of investments and net unrealized appreciation as of September 30, 2013 were as follows:

Tax Basis	$59,583,189

Appreciation	10,383,344
Depreciation	(1,837,877)

Net Unrealized Appreciation	$8,545,467

The book basis may differ from tax basis due to certain tax related adjustments.

Prudential Strategic Value Fund	27

Notes to Financial Statements

(Unaudited) continued

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses incurred in the fiscal years ended February 29, 2012 and February 28, 2013 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before February 29, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Fund utilized approximately $2,369,000 of its pre-enactment losses to offset net taxable gains realized in the fiscal year ended February 28, 2013. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of February 28, 2013, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2018	$3,854,000
Expiring 2019	247,000

$4,101,000

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% during the first 12 months. A special exchange privilege

28

is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest, $.001 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2013:
Shares sold	69,110	$880,073
Shares issued in reinvestment of dividends	10,012	129,249
Shares reacquired	(99,138)	(1,263,139)

Net increase (decrease) in shares outstanding before conversion	(20,016)	(253,817)
Shares issued upon conversion from Class B	6,048	76,566
Shares reacquired upon conversion into Class Z	(1,989)	(25,780)

Net increase (decrease) in shares outstanding	(15,957)	$(203,031)

Year ended February 28, 2013:
Shares sold	46,426	$516,944
Shares issued in reinvestment of dividends	13,483	137,915
Shares reacquired	(291,045)	(3,123,290)

Net increase (decrease) in shares outstanding before conversion	(231,136)	(2,468,431)
Shares issued upon conversion from Class B	13,841	144,720
Shares reacquired upon conversion into Class Z	(5,482)	(64,272)

Net increase (decrease) in shares outstanding	(222,777)	$(2,387,983)

Prudential Strategic Value Fund	29

Notes to Financial Statements

(Unaudited) continued

Class B	Shares	Amount
Six months ended August 31, 2013:
Shares sold	23,302	$285,870
Shares issued in reinvestment of dividends	562	6,910
Shares reacquired	(30,577)	(368,776)

Net increase (decrease) in shares outstanding before conversion	(6,713)	(75,996)
Shares reacquired upon conversion into Class A	(6,344)	(76,566)

Net increase (decrease) in shares outstanding	(13,057)	$(152,562)

Year ended February 28, 2013:
Shares sold	27,407	$287,292
Shares issued in reinvestment of dividends	409	3,981
Shares reacquired	(16,940)	(176,495)

Net increase (decrease) in shares outstanding before conversion	10,876	114,778
Shares reacquired upon conversion into Class A	(14,474)	(144,720)

Net increase (decrease) in shares outstanding	(3,598)	$(29,942)

Class C
Six months ended August 31, 2013:
Shares sold	54,740	$672,061
Shares issued in reinvestment of dividends	5,249	64,566
Shares reacquired	(54,660)	(666,842)

Net increase (decrease) in shares outstanding	5,329	$69,785

Year ended February 28, 2013:
Shares sold	17,843	$192,847
Shares issued in reinvestment of dividends	3,660	35,650
Shares reacquired	(148,053)	(1,515,509)

Net increase (decrease) in shares outstanding before conversion	(126,550)	(1,287,012)
Shares reacquired upon conversion into Class Z	(2,384)	(26,533)

Net increase (decrease) in shares outstanding	(128,934)	$(1,313,545)

30

Class Z	Shares	Amount
Six months ended August 31, 2013:
Shares sold	617,374	$8,141,933
Shares issued in reinvestment of dividends	13,899	182,213
Shares reacquired	(157,687)	(2,048,847)

Net increase (decrease) in shares outstanding before conversion	473,586	6,275,299
Shares issued upon conversion from Class A	1,957	25,780

Net increase (decrease) in shares outstanding	475,543	$6,301,079

Year ended February 28, 2013:
Shares sold	428,633	$4,596,602
Shares issued in reinvestment of dividends	22,036	229,340
Shares reacquired	(291,119)	(3,263,219)

Net increase (decrease) in shares outstanding before conversion	159,550	1,562,723
Shares issued upon conversion from Class A and Class C	7,639	90,805

Net increase (decrease) in shares outstanding	167,189	$1,653,528

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million through November 14, 2013. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended August 31, 2013.

Prudential Strategic Value Fund	31

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended August 31, 2013		Year Ended February 28/29,
			2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$11.91		$10.59	$10.56	$8.77	$5.76	$11.69
Income (loss) from investment operations:
Net investment income	.06		.13	.09	.07	.07	.19
Net realized and unrealized gain (loss) on investment transactions	1.04		1.27	.02	1.74	3.16	(5.54)
Total from investment operations	1.10		1.40	.11	1.81	3.23	(5.35)
Less Dividends and Distributions:
Dividends from net investment income	(.09)		(.08)	(.08)	(.02)	(.22)	(.07)
Distributions from net realized gains	-		-	-	-	-	(.51)
Total dividends and distributions	(.09)		(.08)	(.08)	(.02)	(.22)	(.58)
Net asset value, end of period	$12.92		$11.91	$10.59	$10.56	$8.77	$5.76
Total Return(b):	9.11%		13.39%	1.14%	20.71%	56.74%	(46.73)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$20,758		$19,326	$19,543	$23,696	$23,754	$17,508
Average net assets (000)	$20,659		$18,547	$20,310	$22,888	$22,813	$24,233
Ratios to average net assets(c):
Expense after advisory fee waiver and expense reimbursement(d)	1.44%	(e)	1.52%	1.80%	1.78%	1.77%	1.56%
Expense before advisory fee waiver and expense reimbursement(d)	1.48%	(e)	1.52%	1.80%	1.78%	1.77%	1.56%
Net investment income	.95%	(e)	1.19%	.89%	.81%	.96%	1.96%
Portfolio turnover rate	41%	(f)	47%	36%	19%	12%	16%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% on the average daily net assets of the Class A shares through June 30, 2014.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

32

Class B Shares
	Six Months Ended August 31, 2013		Year Ended February 28/29,
			2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$11.36		$10.13	$10.12	$8.45	$5.56	$11.30
Income (loss) from investment operations:
Net investment income	.01		.05	.01	- (d)	.02	.09
Net realized and unrealized gain (loss) on investment transactions	.99		1.22	.02	1.68	3.03	(5.32)
Total from investment operations	1.00		1.27	.03	1.68	3.05	(5.23)
Less Dividends and Distributions:
Dividends from net investment income	(.07)		(.04)	(.02)	(.01)	(.16)	-
Distributions from net realized gains	-		-	-	-	-	(.51)
Total dividends and distributions	(.07)		(.04)	(.02)	(.01)	(.16)	(.51)
Net asset value, end of period	$12.29		$11.36	$10.13	$10.12	$8.45	$5.56
Total Return(b):	8.74%		12.55%	.34%	19.93%	55.60%	(47.15)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,278		$1,330	$1,223	$1,574	$1,931	$2,652
Average net assets (000)	$1,265		$1,155	$1,363	$1,623	$2,207	$13,253
Ratios to average net assets(c):
Expense after advisory fee waiver and expense reimbursement	2.19%	(e)	2.27%	2.55%	2.53%	2.52%	2.31%
Expense before advisory fee waiver and expense reimbursement	2.23%	(e)	2.27%	2.55%	2.53%	2.52%	2.31%
Net investment income	.21%	(e)	.46%	.13%	.05%	.23%	.85%
Portfolio turnover rate	41%	(f)	47%	36%	19%	12%	16%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Strategic Value Fund	33

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended August 31, 2013		Year Ended February 28/29,
			2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$11.35		$10.13	$10.11	$8.45	$5.56	$11.30
Income (loss) from investment operations:
Net investment income	.01		.04	.01	.01	.02	.10
Net realized and unrealized gain (loss) on investment transactions	.99		1.22	.03	1.66	3.03	(5.33)
Total from investment operations	1.00		1.26	.04	1.67	3.05	(5.23)
Less Dividends and Distributions:
Dividends from net investment income	(.07)		(.04)	(.02)	(.01)	(.16)	-
Distributions from net realized gains	-		-	-	-	-	(.51)
Total dividends and distributions	(.07)		(.04)	(.02)	(.01)	(.16)	(.51)
Net asset value, end of period	$12.28		$11.35	$10.13	$10.11	$8.45	$5.56
Total Return(b):	8.74%		12.45%	.43%	19.81%	55.60%	(47.15)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12,049		$11,080	$11,187	$13,016	$12,701	$10,880
Average net assets (000)	$11,857		$10,623	$11,395	$12,279	$12,804	$20,373
Ratios to average net assets(c):
Expense after advisory fee waiver and expense reimbursement	2.19%	(d)	2.27%	2.55%	2.53%	2.52%	2.31%
Expense before advisory fee waiver and expense reimbursement	2.23%	(d)	2.27%	2.55%	2.53%	2.52%	2.31%
Net investment income	.20%	(d)	.44%	.14%	.06%	.21%	1.09%
Portfolio turnover rate	41%	(e)	47%	36%	19%	12%	16%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

34

Class Z Shares
	Six Months Ended August 31, 2013		Year Ended February 28/29,
			2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$12.09		$10.75	$10.72	$8.88	$5.83	$11.82
Income (loss) from investment operations:
Net investment income	.08		.16	.11	.10	.10	.21
Net realized and unrealized gain (loss) on investment transactions	1.05		1.29	.02	1.77	3.18	(5.60)
Total from investment operations	1.13		1.45	.13	1.87	3.28	(5.39)
Less Dividends and Distributions:
Dividends from net investment income	(.09)		(.11)	(.10)	(.03)	(.23)	(.09)
Distributions from net realized gains	-		-	-	-	-	(.51)
Total dividends and distributions	(.09)		(.11)	(.10)	(.03)	(.23)	(.60)
Net asset value, end of period	$13.13		$12.09	$10.75	$10.72	$8.88	$5.83
Total Return(b):	9.35%		13.71%	1.34%	21.07%	57.09%	(46.59)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$33,453		$25,066	$20,492	$1,565	$1,279	$895
Average net assets (000)	$26,353		$21,961	$2,517	$1,345	$1,167	$1,845
Ratios to average net assets(c):
Expense after advisory fee waiver and expense reimbursement	1.19%	(d)	1.27%	1.43%	1.53%	1.52%	1.31%
Expense before advisory fee waiver and expense reimbursement	1.23%	(d)	1.27%	1.43%	1.53%	1.52%	1.31%
Net investment income	1.19%	(d)	1.47%	1.33%	1.07%	1.21%	2.08%
Portfolio turnover rate	41%	(e)	47%	36%	19%	12%	16%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

Prudential Strategic Value Fund	35

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential Strategic Value Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”).2 The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Quantitative Management Associates LLC (“QMA”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 4-6, 2013 and approved the renewal of the agreements through July 31, 2014, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and QMA. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board

[1]	Prudential Strategic Value Fund is a series of Prudential Investment Portfolios 3.
[2]	Ms. Alberding and Messrs. Hartstein and Quinn were elected to the Board effective September 1, 2013.

Prudential Strategic Value Fund

Approval of Advisory Agreements (continued)

meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 4-6, 2013.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and QMA, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and QMA. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by QMA, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and QMA, and also considered the qualifications, backgrounds and responsibilities of QMA’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and QMA’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and QMA. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and QMA. The Board noted that QMA is affiliated with PI.

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The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by QMA, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and QMA under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PI to the Fund during the year ended December 31, 2012 exceeded the management fees paid by the Fund, resulting in an operating loss to PI. The Board separately considered information regarding the profitability of the subadviser, an affiliate of PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as net assets increase, but at the current level of net assets, the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s net assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) net assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PI and QMA

The Board considered potential ancillary benefits that might be received by PI and QMA and their affiliates as a result of their relationship with the Fund. The Board

Prudential Strategic Value Fund

Approval of Advisory Agreements (continued)

concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by QMA included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and QMA were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2012.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 29, 2012. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper Large-Cap Value Funds Performance Universe)3 and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on

[3]

The Fund was compared to the Lipper Large-Cap Value Funds Performance Universe, although Lipper classifies the Fund in the Multi-Cap Value Funds Performance Universe. The Lipper Large-Cap Value Funds Performance Universe was utilized because PI believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.

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performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	2nd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the five- and ten-year periods, though it underperformed its benchmark index over the one- and three-year periods.
•	The Board noted information provided by PI indicating that the Fund ranked in the first quartile of its Peer Universe for the first quarter of 2013.
•

The Board noted PI’s explanation that it had implemented an expense cap in May 2013, which would have resulted in a second quartile ranking for net total expenses if it had been in effect during the most recent fiscal year.

•	The Board accepted PI’s recommendation to continue the existing expense cap of 1.15% (exclusive of 12b-1 fees and certain other fees) through June 30, 2014.
•	The Board concluded that, in light of the Fund’s competitive performance over longer periods, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Strategic Value Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Bruce Karpati, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Strategic Value Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL STRATEGIC VALUE FUND

SHARE CLASS	A	B	C	Z
NASDAQ	SUVAX	SUVBX	SUVCX	SUVZX
CUSIP	74440K108	74440K207	74440K306	74440K405

MF502E2    0252511-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON MARKET NEUTRAL FUND

SEMIANNUAL REPORT • AUGUST 31, 2013

Fund Type

Equity Market Neutral

Objective

Long-term capital appreciation while preserving capital by using strategies designed to produce returns that have a low correlation to U.S. equity markets

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2013, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2013 Prudential Financial, Inc., and its related entities. Prudential Investments, Prudential, Jennison Associates, Jennison, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

October 15, 2013

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Market Neutral Fund informative and useful. The report covers performance for the six-month period that ended August 31, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Market Neutral Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Jennison Market Neutral Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 8/31/13
	Six Months	One Year	Since Inception
Class A	2.90%	2.57%	–4.10% (4/23/10)
Class B	2.52	1.85	–6.50 (4/23/10)
Class C	2.52	1.85	–6.50 (4/23/10)
Class R	2.80	2.25	–2.05 (5/2/11)
Class Z	3.09	2.87	–3.30 (4/23/10)
Citigroup 3-Month Treasury Bill Index	0.03	0.07	—
Lipper Equity Market Neutral Funds Average	0.32	1.00	—

Average Annual Total Returns (With Sales Charges) as of 9/30/13
		One Year	Since Inception
Class A		–3.91%	–2.67% (4/23/10)
Class B		–4.14	–2.39 (4/23/10)
Class C		–0.03	–1.81 (4/23/10)
Class R		1.37	–0.64 (5/2/11)
Class Z		1.99	–0.82 (4/23/10)
Citigroup 3-Month Treasury Bill Index		0.07	—
Lipper Equity Market Neutral Funds Average		1.23	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 years of returns. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The fund’s returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the fund or any gains you may realize if you sell your shares.

2	Visit our website at www.prudentialfunds.com

The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B	Class C	Class R	Class Z
Maximum Initial Sales Charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None
Annual Distribution and Service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	.75% (.50% currently)	None

Benchmark Definitions

Citigroup 3-Month Treasury Bill Index

The Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury bill issues. Citigroup 3-Month Treasury Bill Index Closest Month-End to Inception cumulative total returns as of 8/31/13 are 0.29% for Class A, Class B, Class C, and Class Z; and 0.14% for Class R. Citigroup 3-Month Treasury Bill Index Closest Month-End to Inception average annual total returns as of 9/30/13 are 0.09% for Class A, Class B, Class C, and Class Z; and 0.06% for Class R.

Lipper Equity Market Neutral Funds Average

The Lipper Equity Market Neutral Funds Average (Lipper Average) is based on the average returns of all mutual funds in the Lipper Equity Market Neutral Funds category. Lipper Average Closest Month-End to Inception cumulative total returns as of 8/31/13 are 4.38% for Class A, Class B, Class C, and Class Z; and 1.27% for Class R. Lipper Average Closest Month-End to Inception average annual total returns as of 9/30/13 are 1.32% for Class A, Class B, Class C, and Class Z; and 0.75% for Class R.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Prudential Jennison Market Neutral Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings—Long Positions expressed as a percentage of net assets as of 8/31/13
LinkedIn Corp. (Class A Stock), Internet Software & Services	2.3%
MasterCard, Inc. (Class A Stock), IT Services	2.1
Google, Inc. (Class A Stock), Internet Software & Services	1.9
Flextronics International Ltd. (Singapore), Electronic Equipment & Instruments	1.9
Amazon.com, Inc., Internet & Catalog Retail	1.9

Holdings reflect only long-term investments and are subject to change.

Five Largest Holdings—Short Positions expressed as a percentage of net assets as of 8/31/13
Consumer Discretionary Select Sector SPDR Fund	4.8%
Technology Select Sector SPDR Fund	4.0
SPDR S&P 500 ETF Trust	3.9
Health Care Select Sector SPDR Fund	3.9
Financial Select Sector SPDR Fund	3.8

Five Largest Industries expressed as a percentage of net assets as of 8/31/13
Oil, Gas & Consumable Fuels	5.9%
Internet Software & Services	5.4
Food Products	4.9
Specialty Retail	4.6
Textiles, Apparel & Luxury Goods	4.4

Industry weightings reflect only long-term investments and are subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2013, at the beginning of the period, and held through the six-month period ended August 31, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider

Prudential Jennison Market Neutral Fund	5

Fees and Expenses (continued)

the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Market Neutral Fund		Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,029.00	3.85%	$19.69
	Hypothetical	$1,000.00	$1,005.80	3.85%	$19.46

Class B	Actual	$1,000.00	$1,025.20	4.60%	$23.48
	Hypothetical	$1,000.00	$1,002.02	4.60%	$23.21

Class C	Actual	$1,000.00	$1,025.20	4.60%	$23.48
	Hypothetical	$1,000.00	$1,002.02	4.60%	$23.21

Class R	Actual	$1,000.00	$1,028.00	4.10%	$20.96
	Hypothetical	$1,000.00	$1,004.54	4.10%	$20.72

Class Z	Actual	$1,000.00	$1,030.90	3.60%	$18.43
	Hypothetical	$1,000.00	$1,007.06	3.60%	$18.21

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2013, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

6	Visit our website at www.prudentialfunds.com

The Fund’s annualized expense ratios for the six-month period ended August 31, 2013 are as follows:

Class	Gross Operating Expenses	Net Operating Expenses	Net Operating Expenses Excluding Dividend Expense & Broker Fees & Expenses on Short Positions
A	4.37%	3.85%	1.85%
B	5.07%	4.60%	2.60%
C	5.07%	4.60%	2.60%
R	4.79%	4.10%	2.10%
Z	4.07%	3.60%	1.60%

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Jennison Market Neutral Fund	7

Portfolio of Investments

as of August 31, 2013 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 79.7%
LONG POSITIONS
COMMON STOCKS

Aerospace & Defense 4.2%
9,007	Boeing Co. (The)(a)	$936,007
29,667	Rolls-Royce Holdings PLC (United Kingdom)*	511,685
492	Teledyne Technologies, Inc.*	37,968
5,489	TransDigm Group, Inc.(a)	751,993

		2,237,653

Air Freight & Logistics 0.1%
823	Hub Group, Inc. (Class A Stock)*	30,574

Airlines 0.2%
2,928	Spirit Airlines, Inc.*	91,266

Auto Components
62	Dorman Products, Inc.	3,115

Biotechnology 3.6%
4,026	Biogen Idec, Inc.*(a)	857,618
3,699	Exact Sciences Corp.*	42,797
15,984	Gilead Sciences, Inc.*(a)	963,356
1,552	KYTHERA Biopharmaceuticals, Inc.*	40,973

		1,904,744

Capital Markets 1.4%
328	Artisan Partners Asset Management, Inc.	15,741
2,782	Eaton Vance Corp.	107,246
1,272	Evercore Partners, Inc. (Class A Stock)	56,718
18,593	Morgan Stanley(a)	478,956
2,220	Waddell & Reed Financial, Inc. (Class A Stock)	105,716

		764,377

Chemicals 1.4%
482	Albemarle Corp.	30,062
7,449	Monsanto Co.(a)	729,183

		759,245

Commercial Banks 1.5%
1,515	Bank of the Ozarks, Inc.	68,751
1,091	BankUnited, Inc.	32,239
1,571	BOK Financial Corp.	100,685

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	9

Portfolio of Investments

as of August 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Commercial Banks (cont’d.)
299	Columbia Banking System, Inc.	$6,937
3,945	East West Bancorp, Inc.	115,312
3,368	First Republic Bank	149,135
2,039	Pinnacle Financial Partners, Inc.*	56,990
1,829	Prosperity Bancshares, Inc.	109,374
909	Signature Bank*	79,738
2,436	Wintrust Financial Corp.	96,563

		815,724

Commercial Services & Supplies 0.3%
1,884	Mobile Mini, Inc.*	57,236
470	Waste Connections, Inc.	19,909
3,231	West Corp.	70,662

		147,807

Communications Equipment 0.1%
1,050	NETGEAR, Inc.*	30,387

Computers & Peripherals 1.6%
1,737	Apple, Inc.	846,006

Construction & Engineering 0.1%
9,978	Great Lakes Dredge & Dock Corp.	67,152

Diversified Telecommunication Services 0.5%
3,146	Cogent Communications Group, Inc.	97,620
14,954	Frontier Communications Corp.	64,751
1,953	Lumos Networks Corp.	30,760
2,086	tw telecom, Inc.*	59,701

		252,832

Electric Utilities 0.2%
1,073	ITC Holdings Corp.	95,379

Electrical Equipment 0.1%
1,691	Polypore International, Inc.*	72,290

Electronic Equipment & Instruments 2.1%
837	Anixter International, Inc.*	69,940
114,584	Flextronics International Ltd. (Singapore)*(a)	1,028,964

		1,098,904

See Notes to Financial Statements.

10

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Energy Equipment & Services 2.2%
825	Dresser-Rand Group, Inc.*	$50,276
1,015	Dril-Quip, Inc.*	103,540
19,442	Halliburton Co.(a)	933,216
2,706	Superior Energy Services, Inc.*	66,459

		1,153,491

Food & Staples Retailing 0.4%
1,271	Harris Teeter Supermarkets, Inc.	62,470
102	Sprouts Farmers Market, Inc.*	3,770
1,247	Susser Holdings Corp.*	59,494
1,705	United Natural Foods, Inc.*	103,374

		229,108

Food Products 4.9%
6,039	Adecoagro SA (Luxembourg)*	38,891
11,630	Bunge Ltd.(a)	881,322
1,895	Hain Celestial Group, Inc. (The)*	154,973
30,387	Mondelez International, Inc. (Class A Stock)(a)	931,969
2,476	SunOpta, Inc. (Canada)*	22,160
20,207	Tyson Foods, Inc. (Class A Stock)(a)	584,993

		2,614,308

Healthcare Equipment & Supplies 0.2%
2,513	Insulet Corp.*	83,784
208	Novadaq Technologies, Inc. (Canada)*	3,097
2,307	TearLab Corp.*	30,314

		117,195

Healthcare Providers & Services 3.3%
3,979	Air Methods Corp.	162,821
2,705	Bio-Reference Labs, Inc.*	78,256
2,400	Centene Corp.*	137,160
1,158	Envision Healthcare Holdings, Inc.*	30,386
2,981	Healthways, Inc.*	56,877
1,987	Molina Healthcare, Inc.*	66,346
425	MWI Veterinary Supply, Inc.*	64,634
1,477	Team Health Holdings, Inc.*	56,761
13,528	UnitedHealth Group, Inc.(a)	970,499
2,034	Universal Health Services, Inc. (Class B Stock)	137,803

		1,761,543

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	11

Portfolio of Investments

as of August 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure 3.9%
25,776	Carnival Corp.(a)	$930,256
2,970	Cheesecake Factory, Inc. (The)	124,057
1,963	Del Frisco’s Restaurant Group, Inc.*	37,748
46,667	International Game Technology(a)	881,540
1,884	Vail Resorts, Inc.	128,112

		2,101,713

Insurance 2.9%
20,364	MetLife, Inc.(a)	940,613
3,841	Protective Life Corp.	160,515
8,122	Symetra Financial Corp.	140,267
310	White Mountains Insurance Group Ltd.	173,523
3,593	WR Berkley Corp.	147,744

		1,562,662

Internet & Catalog Retail 3.8%
3,631	Amazon.com, Inc.*(a)	1,020,238
1,066	priceline.com, Inc.*(a)	1,000,473
3,431	Vitacost.com, Inc.*	28,272

		2,048,983

Internet Software & Services 5.4%
944	Cornerstone OnDemand, Inc.*	48,625
186	Dealertrack Technologies, Inc.*	7,364
12,802	Facebook, Inc. (Class A Stock)*	528,467
1,220	Google, Inc. (Class A Stock)*	1,033,218
5,141	LinkedIn Corp. (Class A Stock)*(a)	1,234,046
2,099	Millennial Media, Inc.*	13,748

		2,865,468

IT Services 2.8%
1,513	Gartner, Inc.*	87,709
1,713	Global Payments, Inc.	81,625
2,514	InterXion Holding NV (Netherlands)*	60,160
1,852	MasterCard, Inc. (Class A Stock)(a)	1,122,460
5,091	Vantiv, Inc. (Class A Stock)*	134,453

		1,486,407

Life Sciences Tools & Services 1.2%
3,378	Bruker Corp.*	67,695

See Notes to Financial Statements.

12

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Life Sciences Tools & Services (cont’d.)
3,181	Fluidigm Corp.*	$65,083
6,473	Illumina, Inc.*	503,859

		636,637

Machinery 0.9%
1,163	CIRCOR International, Inc.	66,861
1,015	Crane Co.	58,271
1,906	IDEX Corp.	113,159
682	Nordson Corp.	45,455
1,480	RBC Bearings, Inc.*	88,400
1,266	Rexnord Corp.*	24,295
1,775	Terex Corp.*	51,475
641	WABCO Holdings, Inc.*	49,992

		497,908

Marine 0.1%
496	Kirby Corp.*	39,893

Media 1.5%
4,382	Cinemark Holdings, Inc.	129,138
1,689	Imax Corp. (Canada)*	46,346
8,234	Liberty Global PLC (United Kingdom) (Class C Stock)*(a)	605,446

		780,930

Metals & Mining 1.2%
1,401	Constellium NV (France) (Class A Stock)*	24,798
97,266	Kinross Gold Corp. (Canada)(a)	534,963
10,427	McEwen Mining, Inc.*	28,257
1,013	Reliance Steel & Aluminum Co.	67,557

		655,575

Oil, Gas & Consumable Fuels 5.9%
10,403	Anadarko Petroleum Corp.(a)	951,042
1,881	Bonanza Creek Energy, Inc.*	74,676
30,006	Cobalt International Energy, Inc.*(a)	732,146
25,361	Marathon Oil Corp.(a)	873,179
685	PDC Energy, Inc.*	39,305
4,116	Rosetta Resources, Inc.*	191,517
1,502	SemGroup Corp. (Class A Stock)	79,516
1,261	Targa Resources Corp.	85,862

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	13

Portfolio of Investments

as of August 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
2,193	Whiting Petroleum Corp.*	$110,681

		3,137,924

Personal Products 1.3%
33,964	Avon Products, Inc.(a)	671,468

Pharmaceuticals 3.3%
6,359	Actavis, Inc.*(a)	859,609
4,855	Novo Nordisk A/S (Denmark), ADR(a)	810,494
2,444	Pacira Pharmaceuticals, Inc.*	88,522

		1,758,625

Professional Services 0.3%
1,682	Corporate Executive Board Co. (The)	109,061
2,582	Korn/Ferry International*	45,727

		154,788

Real Estate Investment Trusts 1.0%
3,172	Capstead Mortgage Corp.	37,239
18,536	Chimera Investment Corp.	54,496
2,899	Colony Financial, Inc.	57,313
12,021	Hersha Hospitality Trust	62,990
18,801	MFA Financial, Inc.	135,367
2,019	Pebblebrook Hotel Trust	51,687
92	PS Business Parks, Inc.	6,686
1,923	Starwood Property Trust, Inc.	47,940
7,451	Summit Hotel Properties, Inc.	71,083

		524,801

Road & Rail 0.3%
287	Genesee & Wyoming, Inc. (Class A Stock)*	24,848
3,613	Heartland Express, Inc.	50,293
2,841	Roadrunner Transportation Systems, Inc.*	77,048

		152,189

Semiconductors & Semiconductor Equipment 1.0%
3,238	ATMI, Inc.*	79,493
3,541	Cavium, Inc.*	134,452
1,300	Hittite Microwave Corp.*	79,508
3,071	Power Integrations, Inc.	160,060

See Notes to Financial Statements.

14

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)
3,137	Semtech Corp.*	$93,232

		546,745

Software 4.4%
2,247	BroadSoft, Inc.*	72,331
862	CommVault Systems, Inc.*	72,261
2,551	Fortinet, Inc.*	50,510
4,593	Jive Software, Inc.*	56,907
27,730	Microsoft Corp.(a)	926,182
2,977	QLIK Technologies, Inc.*	97,616
20,165	Salesforce.com, Inc.*	990,706
1,938	SolarWinds, Inc.*	70,640
31	Tableau Software, Inc. (Class A Stock)*	2,242

		2,339,395

Specialty Retail 4.6%
2,421	American Eagle Outfitters, Inc.	35,032
1,635	Asbury Automotive Group, Inc.*	80,327
4,647	Chico’s FAS, Inc.	72,493
724	DSW, Inc. (Class A Stock)	62,329
3,892	Express, Inc.*	81,693
31,720	Inditex SA (Spain), ADR(a)	837,091
3,266	Mattress Firm Holding Corp.*	134,233
4,542	Pier 1 Imports, Inc.	99,561
18,359	TJX Cos., Inc.(a)	967,886
1,934	Urban Outfitters, Inc.*	81,093

		2,451,738

Textiles, Apparel & Luxury Goods 4.4%
978	Deckers Outdoor Corp.*	57,438
10,893	Michael Kors Holdings Ltd. (Hong Kong)*	807,062
11,975	NIKE, Inc. (Class B Stock)	752,270
388	PVH Corp.	49,955
4,132	Ralph Lauren Corp.(a)	683,474

		2,350,199

Thrifts & Mortgage Finance 0.1%
712	WSFS Financial Corp.	42,435

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	15

Portfolio of Investments

as of August 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Water Utilities 0.1%
1,695	Aqua America, Inc.	$51,477

Wireless Telecommunication Services 0.9%
55,481	NII Holdings, Inc.*(a)	331,777
1,647	NTELOS Holdings Corp.	27,373
1,475	SBA Communications Corp. (Class A Stock)*	110,625

		469,775

	TOTAL LONG-TERM INVESTMENTS (cost $31,700,630)	42,420,835

SHORT-TERM INVESTMENT 21.1%

AFFILIATED MONEY MARKET MUTUAL FUND
11,228,045	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $11,228,045) (Note 3)(b)	11,228,045

	TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT 100.8% (cost $42,928,675; Note 5)	53,648,880

SECURITIES SOLD SHORT (78.1)%
COMMON STOCKS (54.4)%

Aerospace & Defense (0.7)%
17,183	Spirit Aerosystems Holdings, Inc. (Class A Stock)*	(387,992)

Air Freight & Logistics (1.1)%
6,598	United Parcel Service, Inc. (Class B Stock)	(564,657)

Auto Components (0.5)%
6,017	Allison Transmission Holdings, Inc.	(135,443)
7,370	Federal-mogul Corp.*	(112,466)

		(247,909)

Beverages (2.0)%
2,604	Beam, Inc.	(163,141)
505	Brown-Forman Corp. (Class B Stock)	(33,830)
19,462	Coca-Cola Co. (The)	(743,059)
1,437	PepsiCo, Inc.	(114,572)

		(1,054,602)

See Notes to Financial Statements.

16

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Biotechnology (1.2)%
3,705	Cubist Pharmaceuticals, Inc.*	$(234,749)
5,129	Medivation, Inc.*	(289,942)
1,261	Pharmacyclics, Inc.*	(140,602)

		(665,293)

Capital Markets (0.7)%
765	Affiliated Managers Group, Inc.*	(133,355)
3,824	Lazard Ltd. (Bermuda) (Class A Stock)*	(135,446)
3,143	Walter Investment Management Corp., REIT*	(115,316)

		(384,117)

Chemicals (2.0)%
2,802	Air Products & Chemicals, Inc.	(286,196)
180	Ashland, Inc.	(15,698)
9,549	EI du Pont de Nemours & Co.	(540,665)
7,040	RPM International, Inc.	(239,219)

		(1,081,778)

Commercial Banks (0.6)%
4,426	CIT Group, Inc.*	(211,873)
2,702	First Midwest Bancorp, Inc.	(40,611)
4,755	State Bank Financial Corp.	(72,086)
190	Texas Capital Bancshares, Inc.*	(8,375)

		(332,945)

Commercial Services & Supplies
647	Waste Management, Inc.	(26,165)

Communications Equipment (0.7)%
2,476	Emulex Corp.*	(17,827)
14,838	Juniper Networks, Inc.*	(280,438)
4,115	Riverbed Technology, Inc.*	(63,536)

		(361,801)

Computers & Peripherals (0.4)%
9,443	Hewlett-Packard Co.	(210,957)
545	NetApp, Inc.	(22,639)

		(233,596)

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	17

Portfolio of Investments

as of August 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Construction & Engineering (0.4)%
7,772	KBR, Inc.	$(232,072)

Consumer Finance
556	DFC Global Corp.*	(6,283)

Containers & Packaging (0.5)%
8,734	Boise, Inc.	(74,676)
4,698	MeadWestvaco Corp.	(168,423)

		(243,099)

Diversified Financial Services (0.8)%
15,304	Bank of America Corp.	(216,093)
3,895	McGraw Hill Financial, Inc.	(227,351)

		(443,444)

Diversified Telecommunication Services (1.9)%
9,103	AT&T, Inc.	(307,954)
15,236	Verizon Communications, Inc.	(721,882)

		(1,029,836)

Electric Utilities (0.7)%
9,108	Southern Co. (The)	(379,075)

Electrical Equipment (1.0)%
8,600	Emerson Electric Co.	(519,182)

Electronic Equipment & Instruments (0.7)%
15,115	Trimble Navigation Ltd.*	(381,654)

Energy Equipment & Services (0.1)%
887	Baker Hughes, Inc.	(41,237)
189	Unit Corp.*	(8,703)

		(49,940)

Food & Staples Retailing (0.9)%
131	Casey’s General Stores, Inc.	(8,638)
282	Fresh Market, Inc. (The)*	(13,765)
9,330	Walgreen Co.	(448,493)

		(470,896)

See Notes to Financial Statements.

18

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Food Products (0.4)%
248	B&G Foods, Inc.	$(8,400)
565	Green Mountain Coffee Roasters, Inc.*	(48,765)
1,772	Hershey Co. (The)	(162,935)

		(220,100)

Gas Utilities (0.5)%
5,393	ONEOK, Inc.	(277,416)

Healthcare Equipment & Supplies (1.4)%
3,345	Align Technology, Inc.*	(145,674)
3,947	C.R. Bard, Inc.	(453,392)
1,620	Stryker Corp.	(108,362)
1,018	Thoratec Corp.*	(36,373)

		(743,801)

Healthcare Providers & Services (0.9)%
9,301	Cardinal Health, Inc.	(467,654)

Healthcare Technology (0.5)%
1,927	Athenahealth, Inc.*	(203,279)
1,313	Healthstream, Inc.*	(43,526)

		(246,805)

Hotels, Restaurants & Leisure (1.3)%
583	McDonald’s Corp.	(55,012)
1,030	Royal Caribbean Cruises Ltd.	(37,791)
1,904	Wyndham Worldwide Corp.	(113,021)
6,918	Yum! Brands, Inc.	(484,398)

		(690,222)

Household Products (1.0)%
9,317	Colgate-Palmolive Co.	(538,243)

Independent Power Producers & Energy Traders (0.3)%
11,185	AES Corp. (The)	(142,161)

Industrial Conglomerates (1.8)%
41,287	General Electric Co.	(955,381)

Insurance (0.7)%
1,026	Hartford Financial Services Group, Inc.	(30,369)

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	19

Portfolio of Investments

as of August 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Insurance (cont’d.)
6,928	Loews Corp.	$(308,019)
4,617	Meadowbrook Insurance Group, Inc.	(27,610)

		(365,998)

Internet & Catalog Retail (0.4)%
4,387	Expedia, Inc.	(205,136)

Internet Software & Services (0.1)%
183	Akamai Technologies, Inc.*	(8,415)
149	Equinix, Inc.*	(25,887)
454	NIC, Inc.	(10,106)

		(44,408)

IT Services (1.5)%
7,166	Automatic Data Processing, Inc.	(509,933)
1,501	International Business Machines Corp.	(273,587)

		(783,520)

Leisure Equipment & Products (0.4)%
2,101	Polaris Industries, Inc.	(229,450)

Life Sciences Tools & Services (0.2)%
4,798	QIAGEN NV (Netherlands)*	(96,152)

Machinery (0.7)%
2,384	Briggs & Stratton Corp.	(45,511)
3,113	Caterpillar, Inc.	(256,947)
139	Pentair Ltd. (Switzerland)	(8,355)
620	Stanley Black & Decker, Inc.	(52,861)

		(363,674)

Media (0.8)%
1,602	Cablevision Systems Corp. (Class A Stock)	(28,403)
338	Dish Network Corp.	(15,197)
11,167	Thomson Reuters Corp.	(367,171)

		(410,771)

Metals & Mining (1.1)%
10,403	Alcoa, Inc.	(80,103)
299	Freeport-McMoRan Copper & Gold, Inc.	(9,036)

See Notes to Financial Statements.

20

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Metals & Mining (cont’d.)
9,960	Nucor Corp.	$(453,080)
497	Royal Gold, Inc.	(28,841)

		(571,060)

Multi-Utilities (1.7)%
18,280	CenterPoint Energy, Inc.	(419,161)
8,641	Dominion Resources, Inc.	(504,202)

		(923,363)

Multiline Retail (0.8)%
7,705	Dollar General Corp.*	(415,839)

Oil, Gas & Consumable Fuels (3.7)%
6,536	CONSOL Energy, Inc.	(204,119)
224	Contango Oil & Gas Co.	(8,033)
8,654	Devon Energy Corp.	(494,057)
671	Energen Corp.	(44,494)
12,994	Kinder Morgan, Inc.	(492,862)
1,253	QEP Resources, Inc.	(34,232)
2,125	Range Resources Corp.	(159,333)
1,018	SM Energy Co.	(69,550)
11,710	Southwestern Energy Co.*	(447,322)
239	Spectra Energy Corp.	(7,913)
1,402	Vaalco Energy, Inc.*	(7,795)

		(1,969,710)

Pharmaceuticals (2.1)%
3,702	Forest Laboratories, Inc.*	(157,446)
2,416	Hospira, Inc.*	(94,296)
93	Johnson & Johnson	(8,036)
15,854	Merck & Co., Inc.	(749,736)
23,820	Sciclone Pharmaceuticals, Inc.*	(125,055)

		(1,134,569)

Professional Services (1.1)%
4,847	Acacia Research Corp.	(106,489)
13,461	Nielsen Holdings NV	(464,404)

		(570,893)

Real Estate Investment Trusts (5.6)%
3,522	AvalonBay Communities, Inc.	(436,376)
122	Camden Property Trust	(7,538)

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	21

Portfolio of Investments

as of August 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Real Estate Investment Trusts (cont’d.)
392	CBL & Associates Properties, Inc.	$(7,526)
8,642	Equity Residential	(448,433)
132	Federal Realty Investment Trust	(12,845)
10,938	General Growth Properties, Inc.	(209,791)
207	HCP, Inc.	(8,431)
3,757	Health Care REIT, Inc.	(230,830)
14,830	Host Hotels & Resorts, Inc.	(252,555)
410	Macerich Co. (The)	(23,075)
3,026	Public Storage	(461,980)
203	Realty Income Corp.	(8,019)
3,446	Simon Property Group, Inc.	(501,841)
5,635	Ventas, Inc.	(350,835)

		(2,960,075)

Semiconductors & Semiconductor Equipment (2.6)%
5,079	Applied Materials, Inc.	(76,236)
6,242	Intel Corp.	(137,199)
5,550	Lam Research Corp.*	(259,018)
10,891	Microchip Technology, Inc.	(422,680)
319	MKS Instruments, Inc.	(7,991)
12,300	Texas Instruments, Inc.	(469,860)

		(1,372,984)

Software (2.6)%
179	Aci Worldwide, Inc.*	(8,712)
3,233	ANSYS, Inc.*	(271,507)
6,405	Citrix Systems, Inc.*	(453,282)
1,005	Informatica Corp.*	(35,949)
11,815	Nuance Communications, Inc.*	(225,548)
266	Oracle Corp.	(8,475)
8,809	PTC, Inc.*	(229,651)
6,953	TIBCO Software, Inc.*	(156,720)

		(1,389,844)

Specialty Retail (0.1)%
1,313	Ascena Retail Group, Inc.*	(21,428)
316	GameStop Corp. (Class A Stock)	(15,866)
506	Staples, Inc.	(7,039)

		(44,333)

Textiles, Apparel & Luxury Goods (0.1)%
633	Wolverine World Wide, Inc.	(35,606)

See Notes to Financial Statements.

22

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Thrifts & Mortgage Finance
1,298	Radian Group, Inc.	$(17,588)
725	TFS Financial Corp.*	(7,888)

		(25,476)

Tobacco (2.4)%
16,834	Altria Group, Inc.	(570,336)
8,586	Philip Morris International, Inc.	(716,416)

		(1,286,752)

Trading Companies & Distributors (0.7)%
1,549	W.W. Grainger, Inc.	(383,145)

	TOTAL COMMON STOCKS SOLD SHORT (proceeds received $29,481,261)	(28,960,877)

EXCHANGE TRADED FUNDS (23.7)%
43,967	Consumer Discretionary Select Sector SPDR Fund	(2,536,017)
20,901	Energy Select Sector SPDR Fund	(1,704,895)
104,537	Financial Select Sector SPDR Fund	(2,032,199)
42,393	Health Care Select Sector SPDR Fund	(2,086,583)
12,754	SPDR S&P 500 ETF Trust	(2,087,192)
67,887	Technology Select Sector SPDR Fund	(2,131,652)

	TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (proceeds received $11,576,965)	(12,578,538)

	TOTAL SECURITIES SOLD SHORT (proceeds received $41,058,226)	(41,539,415)

	TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT 22.7% (cost $1,870,449; Note 5)	12,109,465
	Other assets in excess of liabilities 77.3%	41,127,269

	NET ASSETS 100.0%	$53,236,734

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt

ETF—Exchange Traded Fund

REIT—Real Estate Investment Trust

SPDR—Standard & Poor’s Depository Receipts

*	Non-income producing security.
(a)	All or a portion of the security is segregated as collateral in connection with the short positions carried by the Fund.

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	23

Portfolio of Investments

as of August 31, 2013 (Unaudited) continued

(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$41,909,150	$511,685	$—
Affiliated Money Market Mutual Fund	11,228,045	—	—
Common Stocks Sold Short	(28,960,877)	—	—
Exchange Traded Funds Sold Short	(12,578,538)	—	—

Total	$11,597,780	$511,685	$—

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of August 31, 2013 were as follows:

Affiliated Money Market Mutual Fund	21.1%
Oil, Gas & Consumable Fuels	5.9
Internet Software & Services	5.4
Food Products	4.9
Specialty Retail	4.6
Textiles, Apparel & Luxury Goods	4.4
Software	4.4
Aerospace & Defense	4.2
Hotels, Restaurants & Leisure	3.9
Internet & Catalog Retail	3.8
Biotechnology	3.6
Healthcare Providers & Services	3.3
Pharmaceuticals	3.3
Insurance	2.9%
IT Services	2.8
Energy Equipment & Services	2.2
Electronic Equipment & Instruments	2.1
Computers & Peripherals	1.6
Commercial Banks	1.5
Media	1.5
Capital Markets	1.4
Chemicals	1.4
Personal Products	1.3
Life Sciences Tools & Services	1.2
Metals & Mining	1.2
Real Estate Investment Trusts	1.0

See Notes to Financial Statements.

24

Industry (cont’d.)
Semiconductors & Semiconductor Equipment	1.0%
Machinery	0.9
Wireless Telecommunication Services	0.9
Diversified Telecommunication Services	0.5
Food & Staples Retailing	0.4
Commercial Services & Supplies	0.3
Professional Services	0.3
Road & Rail	0.3
Airlines	0.2
Electric Utilities	0.2
Healthcare Equipment & Supplies	0.2
Air Freight & Logistics	0.1
Construction & Engineering	0.1
Electrical Equipment	0.1
Marine	0.1
Thrifts & Mortgage Finance	0.1
Water Utilities	0.1
Communications Equipment	0.1
Energy Equipment & Services	(0.1)
Internet Software & Services	(0.1)
Specialty Retail	(0.1)
Textiles, Apparel & Luxury Goods	(0.1)
Life Sciences Tools & Services	(0.2)
Independent Power Producers & Energy Traders	(0.3)
Computers & Peripherals	(0.4)
Construction & Engineering	(0.4)
Food Products	(0.4)
Internet & Catalog Retail	(0.4)
Leisure Equipment & Products	(0.4)
Auto Components	(0.5)
Containers & Packaging	(0.5)
Gas Utilities	(0.5)
Healthcare Technology	(0.5)
Commercial Banks	(0.6)
Aerospace & Defense	(0.7)
Capital Markets	(0.7)
Communications Equipment	(0.7)%
Electric Utilities	(0.7)
Electronic Equipment & Instruments	(0.7)
Insurance	(0.7)
Machinery	(0.7)
Trading Companies & Distributors	(0.7)
Diversified Financial Services	(0.8)
Media	(0.8)
Multiline Retail	(0.8)
Food & Staples Retailing	(0.9)
Healthcare Providers & Services	(0.9)
Electrical Equipment	(1.0)
Household Products	(1.0)
Air Freight & Logistics	(1.1)
Metals & Mining	(1.1)
Professional Services	(1.1)
Biotechnology	(1.2)
Hotels, Restaurants & Leisure	(1.3)
Healthcare Equipment & Supplies	(1.4)
IT Services	(1.5)
Multi-Utilities	(1.7)
Industrial Conglomerates	(1.8)
Diversified Telecommunication Services	(1.9)
Beverages	(2.0)
Chemicals	(2.0)
Pharmaceuticals	(2.1)
Tobacco	(2.4)
Semiconductors & Semiconductor Equipment	(2.6)
Software	(2.6)
Oil, Gas & Consumable Fuels	(3.7)
Real Estate Investment Trusts	(5.6)
Exchange Traded Funds	(23.7)

22.7
Other assets in excess of liabilities	77.3

100.0%

The Fund invested in financial instruments during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	25

Portfolio of Investments

as of August 31, 2013 (Unaudited) continued

Offsetting of financial instrument assets and liabilities:

Description	Gross Amounts Recognized	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position
Liabilities:
Securities sold short	$(41,539,415)	$—	$—	$(41,539,415)
Collateral Amounts Pledged/(Received):
Securities sold short				41,539,415

Net Amount				$—

See Notes to Financial Statements.

26

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • AUGUST 31, 2013

Prudential Jennison Market Neutral Fund

Statement of Assets & Liabilities

as of August 31, 2013 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $31,700,630)	$42,420,835
Affiliated investments (cost $11,228,045)	11,228,045
Deposit with broker for securities sold short	41,628,298
Receivable for investments sold	254,432
Receivable for Fund shares sold	85,844
Dividends receivable	46,903
Foreign tax reclaim receivable	1,160
Prepaid expenses	1,011

Total assets	95,666,528

Liabilities
Securities sold short, at value (proceeds $41,058,226)	41,539,415
Payable for Fund shares reacquired	614,703
Payable for investments purchased	117,021
Accrued expenses	64,005
Management fee payable	43,737
Dividends payable on securities sold short	41,861
Distribution fee payable	8,368
Affiliated transfer agent fee payable	684

Total liabilities	42,429,794

Net Assets	$53,236,734

Net assets were comprised of:
Shares of beneficial interest, at par	$5,540
Paid-in capital in excess of par	51,085,533

51,091,073
Accumulated net investment loss	(865,244)
Accumulated net realized loss on investment and foreign currency transactions	(7,228,048)
Net unrealized appreciation on investments and foreign currencies	10,238,953

Net assets, August 31, 2013	$53,236,734

See Notes to Financial Statements.

28

Class A
Net asset value and redemption price per share
($7,157,401 ÷ 746,152 shares of beneficial interest issued and outstanding)	$9.59
Maximum sales charge (5.50% of offering price)	0.56

Maximum offering price to public	$10.15

Class B
Net asset value, offering price and redemption price per share
($2,068,888 ÷ 221,224 shares of beneficial interest issued and outstanding)	$9.35

Class C
Net asset value, offering price and redemption price per share
($6,203,367 ÷ 663,398 shares of beneficial interest issued and outstanding)	$9.35

Class R
Net asset value, offering price and redemption price per share
($7,643 ÷ 801 shares of beneficial interest issued and outstanding)	$9.54

Class Z
Net asset value, offering price and redemption price per share
($37,799,435 ÷ 3,908,863 shares of beneficial interest issued and outstanding)	$9.67

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	29

Statement of Operations

Six Months Ended August 31, 2013 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $5,381)	$399,908
Affiliated dividend income	4,611

Total income	404,519

Expenses
Management fee	407,574
Distribution fee—Class A	11,838
Distribution fee—Class B	8,976
Distribution fee—Class C	34,575
Distribution fee—Class R	17
Dividend expense on short positions	484,966
Broker fees and expenses on short sales	57,395
Custodian’s fees and expenses	39,000
Registration fees	34,000
Transfer agent’s fees and expenses (including affiliated expense of $2,100) (Note 3)	30,000
Audit fee	15,000
Shareholders’ reports	13,000
Legal fees and expenses	10,000
Trustees’ fees	6,000
Insurance	1,000
Miscellaneous	7,113

Total expenses	1,160,454
Less: Management fee waiver and/or expense reimbursement (Note 2)	(127,960)

Net expenses	1,032,494

Net investment loss	(627,975)

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	6,298,498
Short sale transactions	(6,171,155)
Foreign currency transactions	(459)

126,884

Net change in unrealized appreciation (depreciation) on:
Investments	(371,221)
Short sales	2,349,259
Foreign currencies	(63)

1,977,975

Net gain on investment and foreign currency transactions	2,104,859

Net Increase In Net Assets Resulting From Operations	$1,476,884

See Notes to Financial Statements.

30

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2013	Year Ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment loss	$(627,975)	$(2,030,108)
Net realized gain on investment and foreign currency transactions	126,884	1,409,923
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,977,975	(3,644,259)

Net increase (decrease) in net assets resulting from operations	1,476,884	(4,264,444)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	9,392,517	23,554,819
Cost of shares reacquired	(15,708,969)	(50,848,336)

Net decrease in net assets from Fund share transactions	(6,316,452)	(27,293,517)

Total decrease	(4,839,568)	(31,557,961)

Net Assets:
Beginning of period	58,076,302	89,634,263

End of period	$53,236,734	$58,076,302

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	31

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 3 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of four funds: Prudential Jennison Market Neutral Fund (the “Fund”), Prudential Jennison Select Growth Fund, Prudential Strategic Value Fund and Prudential Real Assets Fund. These financial statements relate to Prudential Jennison Market Neutral Fund. The Fund commenced investment operations on April 23, 2010. The financial statements of the Prudential Jennison Select Growth Fund, Prudential Strategic Value Fund and Prudential Real Assets Fund are not presented herein.

The investment objective of the Fund is long-term capital appreciation while preserving capital by using strategies designed to produce returns that have a low correlation to U.S. equity markets.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation

32

methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their

Prudential Jennison Market Neutral Fund	33

Notes to Financial Statements

(Unaudited) continued

internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Board of Trustees. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the

34

results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Short Sales: The Fund engages in short sales (selling securities it does not own) as part of its normal investment activities. These short sales are collateralized at all times by cash deposits with the prime broker and securities held in a segregated account at the custodian. The short stock rebate, when in excess of expenses is included in the Statement of Operations and represents the net income earned on short sale proceeds held on deposit with the prime broker and margin interest earned or incurred on short sale transactions. Margin interest is the income earned (or expense incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received from the short sales. Dividends declared on short positions are recorded on the ex-dividend date as an expense on the Statement of Operations and included in the expense ratio in the Financial Highlights. Liability for securities sold short is reported at market value on the Statement of Assets and Liabilities. The Fund records a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund records a gain if the price of the security declines between those dates. Short selling involves the off-balance sheet risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Fund. The Fund is subject to risk of loss if the broker were to fail to perform its obligation under

Prudential Jennison Market Neutral Fund	35

Notes to Financial Statements

(Unaudited) continued

contractual terms. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Master Netting Arrangements: The Fund may be subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

36

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of 1.50% of the Fund’s average daily net assets.

PI has contractually agreed until June 30, 2014 to waive a portion of their management fee and/or reimburse the Fund in order to limit operating expenses (excluding distribution and service (12b-1) fees, dividend expenses related to short sales, taxes, interest, brokerage commissions and certain extraordinary expenses) of each class of shares to 1.60% of the Fund’s daily average net assets.

Prudential Jennison Market Neutral Fund	37

Notes to Financial Statements

(Unaudited) continued

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75%, of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS has contractually agreed to limit such expenses to .25% and .50% of the average daily net assets of the Class A and Class R shares, respectively.

PIMS has advised the Fund that it has received $14,088 in front-end sales charges resulting from sales of Class A shares, during the six months ended August 31, 2013. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended August 31, 2013, it received $2,758 and $206 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

38

Note 4. Portfolio Securities

Purchases and sales of investment securities, excluding short-term investments, for the six months ended August 31, 2013, were $17,053,445 and $35,401,820, respectively. Portfolio securities short sales and purchases to cover were $80,872,582 and $97,763,317, respectively.

Note 5. Tax Information

The United States federal income tax basis of investments and net unrealized appreciation as of August 31, 2013 were as follows:

Tax Basis	$46,032,583

Appreciation	8,535,485
Depreciation	(919,188)

Net Unrealized Appreciation	$7,616,297

The book basis may differ from tax basis due to certain tax related adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses incurred in the fiscal years ended February 29, 2012 and February 28, 2013 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before February 29, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of February 28, 2013, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$1,182,000

Pre-Enactment Losses:
Expiring 2019	$315,000

The Fund elected to treat post-October capital losses of approximately $2,754,000 and certain late-year ordinary income losses of approximately $238,000 as having been incurred in the following fiscal year (February 28, 2014).

Prudential Jennison Market Neutral Fund	39

Notes to Financial Statements

(Unaudited) continued

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. All investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% during the first 12 months. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain limited circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

At August 31, 2013, 103 shares of Class R were owned by Prudential.

40

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2013:
Shares sold	163,341	$1,538,823
Shares reacquired	(608,377)	(5,678,709)

Net increase (decrease) in shares outstanding before conversion	(445,036)	(4,139,886)
Shares issued upon conversion from Class B and Class Z	14,146	130,549
Shares reacquired upon conversion into Class Z	(2,482)	(23,535)

Net increase (decrease) in shares outstanding	(433,372)	$(4,032,872)

Year ended February 28, 2013:
Shares sold	394,682	$3,730,867
Shares reacquired	(1,288,714)	(12,282,786)

Net increase (decrease) in shares outstanding before conversion	(894,032)	(8,551,919)
Shares issued upon conversion from Class B and Class Z	19,984	191,480
Shares reacquired upon conversion into Class Z	(8,240)	(77,960)

Net increase (decrease) in shares outstanding	(882,288)	$(8,438,399)

Class B
Six months ended August 31, 2013:
Shares sold	47,897	$436,937
Shares reacquired	(16,826)	(153,604)

Net increase (decrease) in shares outstanding before conversion	31,071	283,333
Shares reacquired upon conversion into Class A	(825)	(7,488)

Net increase (decrease) in shares outstanding	30,246	$275,845

Year ended February 28, 2013:
Shares sold	35,839	$333,901
Shares reacquired	(82,347)	(764,124)

Net increase (decrease) in shares outstanding before conversion	(46,508)	(430,223)
Shares reacquired upon conversion into Class A	(2,151)	(19,953)

Net increase (decrease) in shares outstanding	(48,659)	$(450,176)

Class C
Six months ended August 31, 2013:
Shares sold	87,782	$803,228
Shares reacquired	(293,560)	(2,672,341)

Net increase (decrease) in shares outstanding before conversion	(205,778)	(1,869,113)
Shares reacquired upon conversion into Class Z	(2,386)	(22,102)

Net increase (decrease) in shares outstanding	(208,164)	$(1,891,215)

Year ended February 28, 2013:
Shares sold	143,547	$1,339,160
Shares reacquired	(950,825)	(8,824,151)

Net increase (decrease) in shares outstanding before conversion	(807,278)	(7,484,991)
Shares reacquired upon conversion into Class Z	(40,693)	(371,934)

Net increase (decrease) in shares outstanding	(847,971)	$(7,856,925)

Prudential Jennison Market Neutral Fund	41

Notes to Financial Statements

(Unaudited) continued

Class R	Shares	Amount
Six months ended August 31, 2013:
Shares sold	699	$6,472
Shares reacquired	(1)	(4)

Net increase (decrease) in shares outstanding	698	$6,468

Year ended February 28, 2013:
Shares sold	—	$—
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	—	$—

Class Z
Six months ended August 31, 2013:
Shares sold	697,225	$6,607,057
Shares reacquired	(767,265)	(7,204,311)

Net increase (decrease) in shares outstanding before conversion	(70,040)	(597,254)
Shares issued upon conversion from Class A and Class C	4,775	45,637
Shares reacquired upon conversion into Class A	(13,253)	(123,061)

Net increase (decrease) in shares outstanding	(78,518)	$(674,678)

Year ended February 28, 2013: Shares sold	1,902,091	$18,150,891
Shares reacquired	(3,038,667)	(28,977,275)

Net increase (decrease) in shares outstanding before conversion	(1,136,576)	(10,826,384)
Shares issued upon conversion from Class A and Class C	47,920	449,894
Shares reacquired upon conversion into Class A	(17,777)	(171,527)

Net increase (decrease) in shares outstanding	(1,106,433)	$(10,548,017)

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million through November 14, 2013. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended August 31, 2013.

42

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended August 31, 2013		Year Ended February 28/29,		April 23, 2010(a) through February 28, 2011
			2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$9.32		$9.84	$9.71	$10.00
Income (loss) from investment operations:
Net investment loss	(.11)		(.27)	(.27)	(.22)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.38		(.25)	.40	(.07)
Total from investment operations	.27		(.52)	.13	(.29)
Net asset value, end of period	$9.59		$9.32	$9.84	$9.71
Total Return(c):	2.90%		(5.28)%	1.34%	(2.90)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,157		$10,988	$20,287	$38,979
Average net assets (000)	$9,366		$13,871	$28,703	$25,708
Ratios to average net assets(d)(e)(h):
Expenses after advisory fee waiver and/or expense reimbursement	3.85%	(f)	4.05%	3.76%	3.58%	(f)
Expenses before advisory fee waiver and/or expense reimbursement	4.32%	(f)	4.38%	4.02%	3.92%	(f)
Net investment loss	(2.38)%	(f)	(2.84)%	(2.81)%	(2.62)%	(f)
Portfolio turnover rate	119%	(g)	210%	236%	236%	(g)

(a) Commencement of operations.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(f) Annualized.

(g) Not annualized.

(h) The expense ratio includes dividend expense and broker fees and expenses on short sales of 2.00% for the six months ended August 31, 2013, and 2.20%, 1.91% and 1.73%, respectively, for the years ended February 28, 2013, February 29, 2012 and period ended February 28, 2011.

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	43

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended August 31, 2013		Year Ended February 28/29,		April 23, 2010(a) through February 28, 2011
			2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$9.12		$9.70	$9.65	$10.00
Income (loss) from investment operations:
Net investment loss	(.14)		(.34)	(.35)	(.28)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.37		(.24)	.40	(.07)
Total from investment operations	.23		(.58)	.05	(.35)
Net asset value, end of period	$9.35		$9.12	$9.70	$9.65
Total Return(c):	2.52%		(5.98)%	.52%	(3.50)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,069		$1,741	$2,325	$2,051
Average net assets (000)	$1,784		$1,983	$2,272	$1,190
Ratios to average net assets(d)(g):
Expenses after advisory fee waiver and/or expense reimbursement	4.60%	(e)	4.80%	4.51%	4.33%	(e)
Expenses before advisory fee waiver and/or expense reimbursement	5.07%	(e)	5.13%	4.77%	4.67%	(e)
Net investment loss	(3.04)%	(e)	(3.61)%	(3.56)%	(3.37)%	(e)
Portfolio turnover rate	119%	(f)	210%	236%	236%	(f)

(a) Commencement of operations.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) The expense ratio includes dividend expense and broker fees and expenses on short sales of 2.00% for the six months ended August 31, 2013, and 2.20%, 1.91% and 1.73%, respectively, for the years ended February 28, 2013, February 29, 2012 and period ended February 28, 2011.

See Notes to Financial Statements.

44

Class C Shares
	Six Months Ended August 31, 2013		Year Ended February 28/29,		April 23, 2010(a) through February 28, 2011
			2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$9.12		$9.70	$9.65	$10.00
Income (loss) from investment operations:
Net investment loss	(.14)		(.34)	(.35)	(.28)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.37		(.24)	.40	(.07)
Total from investment operations	.23		(.58)	.05	(.35)
Net asset value, end of period	$9.35		$9.12	$9.70	$9.65
Total Return(c):	2.52%		(5.98)%	.52%	(3.50)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,203		$7,945	$16,681	$20,024
Average net assets (000)	$6,847		$12,452	$19,278	$11,469
Ratios to average net assets(d)(g):
Expenses after advisory fee waiver and/or expense reimbursement	4.60%	(e)	4.80%	4.51%	4.33%	(e)
Expenses before advisory fee waiver and/or expense reimbursement	5.07%	(e)	5.13%	4.77%	4.67%	(e)
Net investment loss	(3.14)%	(e)	(3.59)%	(3.56)%	(3.37)%	(e)
Portfolio turnover rate	119%	(f)	210%	236%	236%	(f)

(a) Commencement of operations.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) The expense ratio includes dividend expense and broker fees and expenses on short sales of 2.00% for the six months ended August 31, 2013, and 2.20%, 1.91% and 1.73%, respectively, for the years ended February 28, 2013, February 29, 2012 and period ended February 28, 2011.

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	45

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended August 31, 2013		Year Ended February 28, 2013	May 2, 2011(a) through February 29, 2012
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$9.28		$9.83	$9.74
Income (loss) from investment operations:
Net investment loss	(.12)		(.29)	(.25)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.38		(.26)	.34
Total from investment operations	.26		(.55)	.09
Net asset value, end of period	$9.54		$9.28	$9.83
Total Return(c):	2.80%		(5.60)%	.92%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8		$1	$1
Average net assets (000)	$7		$1	$1
Ratios to average net assets(d)(e)(h):
Expenses after advisory fee waiver and/or expense reimbursement	4.10%	(f)	4.30%	4.01%	(f)
Expenses before advisory fee waiver and/or expense reimbursement	4.54%	(f)	4.63%	4.27%	(f)
Net investment loss	(2.47)%	(f)	(3.09)%	(3.05)%	(f)
Portfolio turnover rate	119%	(g)	210%	236%	(g)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(f) Annualized.

(g) Not annualized.

(h) The expense ratio includes dividend expense and broker fees and expenses on short sales of 2.00% for six months ended August 31, 2013, and 2.20% and 1.91%, respectively, for the year ended February 28, 2013 and period ended February 29, 2012.

See Notes to Financial Statements.

46

Class Z Shares
	Six Months Ended August 31, 2013		Year Ended February 28/29,		April 23, 2010(a) through February 28, 2011
			2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$9.38		$9.88	$9.73	$10.00
Income (loss) from investment operations:
Net investment loss	(.10)		(.25)	(.25)	(.20)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.39		(.25)	.40	(.07)
Total from investment operations	.29		(.50)	.15	(.27)
Net asset value, end of period	$9.67		$9.38	$9.88	$9.73
Total Return(c):	3.09%		(5.06)%	1.54%	(2.70)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$37,799		$37,401	$50,340	$56,993
Average net assets (000)	$35,857		$43,185	$49,335	$52,147
Ratios to average net assets(d)(g):
Expenses after advisory fee waiver and/or expense reimbursement	3.60%	(e)	3.80%	3.51%	3.33%	(e)
Expense before advisory fee waiver and/or expense reimbursement	4.07%	(e)	4.13%	3.77%	3.67%	(e)
Net investment loss	(2.09)%	(e)	(2.59)%	(2.56)%	(2.37)%	(e)
Portfolio turnover rate	119%	(f)	210%	236%	236%	(f)

(a) Commencement of operations.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) The expense ratio includes dividend expense and broker fees and expenses on short sales of 2.00% for the six months ended August 31, 2013, and 2.20%, 1.91% and 1.73%, respectively, for the years ended February 28, 2013, February 29, 2012 and period ended February 28, 2011.

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	47

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential Jennison Market Neutral Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”).2 The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 4-6, 2013 and approved the renewal of the agreements through July 31, 2014, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and Jennison. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board

[1]	Prudential Jennison Market Neutral Fund is a series of Prudential Investment Portfolios 3.
[2]	Ms. Alberding and Messrs. Hartstein and Quinn were elected to the Board effective September 1, 2013.

Prudential Jennison Market Neutral Fund

Approval of Advisory Agreements (continued)

meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 4-6, 2013.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and Jennison. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by Jennison, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and Jennison, and also considered the qualifications, backgrounds and responsibilities of the Jennison portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to PI and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PI and Jennison. The Board noted that Jennison is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services

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provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PI exceeded the management fees received by PI, resulting in an operating loss to PI. The Board separately considered information regarding the profitability of the subadviser, an affiliate of PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

In light of the Fund’s current size, performance and expense structure, the Board concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Other Benefits to PI and Jennison

The Board considered potential ancillary benefits that might be received by PI and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), and benefits to its reputation as well as other intangible benefits resulting from PI’s association with the

Prudential Jennison Market Neutral Fund

Approval of Advisory Agreements (continued)

Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-year period ended December 31, 2012.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 29, 2012. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper Equity Market-Neutral Funds Performance Universe) and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	N/A	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

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•	The Board noted that the Fund outperformed its benchmark index over the one-year period.
•	The Board accepted PI’s recommendation to continue the existing expense cap of 1.60% (exclusive of 12b-1 fees and certain other fees) through June 30, 2014.
•	The Board noted information provided by PI indicating that, due to the relatively small size of the Fund, fixed costs had a significant impact on the Fund’s net total expenses.
•

The Board concluded that, in light of the Fund’s recent inception date and competitive performance against its benchmark, it would be in the best interests of the Fund and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Jennison Market Neutral Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Bruce Karpati, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Jennison Market Neutral Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON MARKET NEUTRAL FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	PJNAX	PJNBX	PJNCX	PJNRX	PJNZX
CUSIP	74440K850	74440K843	74440K835	74440K769	74440K827

MF206E2    0252513-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL REAL ASSETS FUND

SEMIANNUAL REPORT • AUGUST 31, 2013

Fund Type

Real Assets

Objective

Long-term real return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2013, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

October 15, 2013

Dear Shareholder:

We hope you find the semiannual report for the Prudential Real Assets Fund informative and useful. The report covers performance for the six-month period that ended August 31, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Real Assets Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Real Assets Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 8/31/13
	Six Months	One Year	Since Inception
Class A	–4.09%	–2.55%	3.02% (12/30/10)
Class B	–4.48	–3.26	1.02 (12/30/10)
Class C	–4.39	–3.26	1.02 (12/30/10)
Class Z	–3.99	–2.35	3.73 (12/30/10)
Customized Blend Index	–5.69	–4.10	2.73
Barclays U.S. TIPS Index	–7.48	–6.97	11.68
Lipper Flexible Portfolio Funds Average	0.32	4.53	11.84

Average Annual Total Returns (With Sales Charges) as of 9/30/13
	One Year	Since Inception
Class A	–7.33%	–0.22% (12/30/10)
Class B	–7.50	0.05 (12/30/10)
Class C	–3.61	1.09 (12/30/10)
Class Z	–1.63	2.13 (12/30/10)
Customized Blend Index	–3.92	1.57
Barclays U.S. TIPS Index	–6.10	4.64
Lipper Flexible Portfolio Funds Average	5.08	4.70

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years.

The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The fund’s returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the fund or any gains you may realize if you sell your shares.

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The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B	Class C	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5/6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	None

Benchmark Definitions

Customized Blend Index

The Customized Blend Index (Customized Blend) is a benchmark for the Fund. It is a model portfolio consisting of the Dow Jones-UBS Commodity Index (33.3%), Morgan Stanley Capital International (MSCI) World Real Estate Net Dividend (ND) Index (33.3%) and Barclays U.S. TIPS Index (33.3%). Each component of the Customized Blend is an unmanaged index generally considered as representing the performance of the Fund’s asset classes. The Customized Blend is intended to provide a theoretical comparison of the Fund’s performance based on the amounts allocated to each asset class rather than on amounts allocated to various Fund segments. The Customized Blend does not reflect deductions for any sales charges or operating expenses of a mutual fund or taxes. The Dow Jones-UBS Commodity Index is a diversified benchmark for the commodity futures market. It is composed of futures contracts on 19 physical commodities traded on U.S. exchanges, with the exception of aluminum, nickel, and zinc, which trade on the London Metal Exchange (LME). The MSCI World Real Estate Index is a sub-index of the MSCI World Index and represents only securities in the GICS Real Estate Industry Group.

Barclays U.S. TIPS Index

The Barclays U.S. Treasury Inflation-Protected Securities Index (TIPS Index) is an unmanaged index that consists of inflation-protected securities issued by the U.S. Treasury.

Lipper Flexible Portfolio Funds Average

Funds in the Lipper Flexible Portfolio Funds Average (Lipper Average) allocate their investments across various asset classes, including domestic common stocks, bonds, and money market instruments, with a focus on total return.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Prudential Real Assets Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 8/31/13
Prudential Jennison Utility Fund (Class Z), Affiliated Mutual Funds	20.6%
Prudential US Real Estate Fund (Class Z), Affiliated Mutual Funds	11.6
Prudential International Real Estate Fund (Class Z), Affiliated Mutual Funds	10.5
U.S. Treasury Inflationary Indexed Bonds, TIPS, 0.125%, 04/15/16—01/15/23, U.S. Treasury Obligations	8.9
Prudential Jennison Natural Resources Fund, Inc. (Class Q), Affiliated Mutual Funds	6.5

Holdings reflect only long-term investments and are subject to change.

Allocations expressed as a percentage of net assets as of 8/31/13
Affiliated Mutual Funds	49.2%
U.S. Treasury Obligations	28.6

Allocations reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2013, at the beginning of the period, and held through the six-month period ended August 31, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Real Assets Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Real Assets Fund		Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$959.10	1.40%	$6.91
	Hypothetical	$1,000.00	$1,018.15	1.40%	$7.12

Class B	Actual	$1,000.00	$955.20	2.15%	$10.60
	Hypothetical	$1,000.00	$1,014.37	2.15%	$10.92

Class C	Actual	$1,000.00	$956.10	2.15%	$10.60
	Hypothetical	$1,000.00	$1,014.37	2.15%	$10.92

Class Z	Actual	$1,000.00	$960.10	1.15%	$5.68
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2013, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended August 31, 2013 are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.88%	1.40%
B	2.58%	2.15%
C	2.58%	2.15%
Z	1.58%	1.15%

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. These figures include a weighted average of the net operating expenses of the underlying Funds in which the Fund invests. Such expenses, annualized, amounted to 0.47% for each share class. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Real Assets Fund	7

Consolidated Portfolio of Investments

as of August 31, 2013 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS—77.8%
AFFILIATED MUTUAL FUNDS—49.2%
735,313	Prudential International Real Estate Fund (Class Z)	$7,375,193
95,136	Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	4,596,030
1,099,315	Prudential Jennison Utility Fund (Class Z)	14,488,975
688,370	Prudential US Real Estate Fund (Class Z)	8,184,725

	TOTAL AFFILIATED MUTUAL FUNDS (cost $30,623,290)(w)	34,644,923

Principal Amount (000)#
U.S. TREASURY OBLIGATIONS—28.6%
	U.S. Treasury Inflationary Indexed Bonds, TIPS
6,135	0.125%, 04/15/16 - 01/15/23	6,246,781
255	0.375%, 07/15/23	249,226
565	0.50%, 04/15/15	623,095
1,125	0.625%, 07/15/21 - 02/15/43	1,112,344
470	0.75%, 02/15/42	408,712
845	1.125%, 01/15/21	953,276
650	1.25%, 07/15/20	748,305
875	1.375%, 07/15/18 - 01/15/20	1,023,581
930	1.625%, 01/15/15 - 01/15/18	1,156,618
300	1.75%, 01/15/28	367,158
490	1.875%, 07/15/15 - 07/15/19	611,380
930	2.00%, 01/15/16 - 01/15/26	1,199,556
870	2.125%, 01/15/19 - 02/15/41	1,077,554
1,320	2.375%, 01/15/17 - 01/15/27	1,824,987
710	2.50%, 07/15/16 - 01/15/29	917,955
255	2.625%, 07/15/17	324,300
110	3.375%, 04/15/32	198,489
270	3.625%, 04/15/28	530,107
290	3.875%, 04/15/29	580,261

	TOTAL U.S. TREASURY OBLIGATIONS (cost $20,331,391)	20,153,685

	TOTAL LONG-TERM INVESTMENTS (cost $50,954,681)	54,798,608

See Notes to Consolidated Financial Statements.

Prudential Real Assets Fund	9

Consolidated Portfolio of Investments

as of August 31, 2013 (Unaudited) continued

Principal Amount (000)#	Description	Value (Note 1)
SHORT-TERM INVESTMENTS—16.0%
U.S. TREASURY OBLIGATIONS(n)(p)—15.2%
	U.S. Treasury Bills
800	0.03%, 10/17/13(k)	$799,960
9,000	0.03%, 10/17/13	8,999,557
200	0.041%, 09/19/13(k)	199,999
30	0.045%, 09/19/13(k)	30,000
700	0.45%, 09/19/13(k)	699,995

	TOTAL U.S. TREASURY OBLIGATIONS (cost $10,729,623)	10,729,511

Shares
AFFILIATED MONEY MARKET MUTUAL FUND—0.8%
587,814	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $587,814)(w)	587,814

	TOTAL SHORT-TERM INVESTMENTS (cost $11,317,437)	11,317,325

	TOTAL INVESTMENTS—93.8% (cost $62,272,118; Note 5)	66,115,933
	Other assets in excess of liabilities(y)—6.2%	4,338,885

	NET ASSETS—100.0%	$70,454,818

The following abbreviation is used in the Portfolio descriptions:

TIPS—Treasury Inflation-Protected Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(p)	Represents security held in the Cayman Subsidiary.
(w)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
(y)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

See Notes to Consolidated Financial Statements.

10

Commodity futures contracts open at August 31, 2013(1):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at August 31, 2013	Unrealized Appreciation (Depreciation)(2)
	Long Positions:
3	Brent Crude	Nov. 2013	$317,710	$336,960	$19,250
3	Brent Crude	Dec. 2013	324,760	332,970	8,210
5	Coffee ‘C’	Dec. 2013	234,525	218,063	(16,462)
4	Copper	Dec. 2013	330,587	323,300	(7,287)
3	Copper	Mar. 2014	245,800	243,413	(2,387)
21	Corn	Dec. 2013	522,977	506,100	(16,877)
1	Corn	Mar. 2014	23,662	24,725	1,063
3	Cotton No. 2	Dec. 2013	129,585	125,235	(4,350)
1	Cotton No. 2	Mar. 2014	41,665	41,370	(295)
2	Gasoline RBOB	Nov. 2013	230,147	239,677	9,530
2	Gasoline RBOB	Dec. 2013	222,142	237,275	15,133
44	Gold 100 OZ	Dec. 2013	5,761,472	6,142,840	381,368
2	Hard Red Winter Wheat	Dec. 2013	70,562	70,350	(212)
2	Hard Red Winter Wheat	Jul. 2014	70,075	70,775	700
1	Heating Oil	Jan. 2014	126,895	131,053	4,158
2	Heating Oil	Nov. 2013	253,067	263,307	10,240
3	Lean Hogs	Oct. 2013	101,230	105,150	3,920
3	Lean Hogs	Dec. 2013	97,030	101,700	4,670
3	Live Cattle	Oct. 2013	151,660	152,160	500
3	Live Cattle	Jun. 2014	152,790	152,550	(240)
2	LME Nickel	Sep. 2013	197,085	164,856	(32,229)
1	LME Nickel	Nov. 2013	86,052	82,752	(3,300)
1	LME Nickel	Dec. 2013	104,910	82,890	(22,020)
1	LME Nickel	Mar. 2014	90,924	83,334	(7,590)
8	LME PRI Aluminum	Sep. 2013	392,999	354,900	(38,099)
6	LME PRI Aluminum	Nov. 2013	279,688	271,314	(8,374)
7	LME PRI Aluminum	Dec. 2013	354,373	319,068	(35,305)
6	LME PRI Aluminum	Mar. 2014	297,162	278,738	(18,424)
4	LME Zinc	Sep. 2013	191,903	187,600	(4,303)
3	LME Zinc	Nov. 2013	143,753	142,744	(1,009)
4	LME Zinc	Dec. 2013	194,748	191,375	(3,373)
3	LME Zinc	Mar. 2014	144,400	145,294	894
17	Natural Gas	Nov. 2013	582,990	626,280	43,290
14	Natural Gas	Mar. 2014	566,150	545,300	(20,850)
7	No. 2 Soft Red Winter Wheat	Dec. 2013	230,575	228,900	(1,675)
3	No. 2 Soft Red Winter Wheat	Jul. 2014	99,625	99,975	350
3	Silver	Dec. 2013	306,413	352,695	46,282
4	Soybean	Nov. 2013	253,312	271,500	18,188
2	Soybean	May. 2014	130,026	131,176	1,150

See Notes to Consolidated Financial Statements.

Prudential Real Assets Fund	11

Consolidated Portfolio of Investments

as of August 31, 2013 (Unaudited) continued

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at August 31, 2013	Unrealized Appreciation (Depreciation)(2)
	Long Positions (cont’d.):
1	Soybean	Jul. 2014	$65,700	$65,387	$(313)
3	Soybean Meal	Dec. 2013	117,140	127,110	9,970
4	Soybean Meal	Mar. 2014	145,950	165,400	19,450
5	Soybean Oil	Dec. 2013	142,572	132,870	(9,702)
5	Soybean Oil	Jan. 2014	143,135	133,320	(9,815)
17	Sugar #11 (World)	Oct. 2013	318,674	311,114	(7,560)
3	Sugar #11 (World)	May. 2014	56,911	56,515	(396)
5	WTI Crude	Nov. 2013	519,460	535,400	15,940
3	WTI Crude	Mar. 2014	280,890	304,020	23,130
1	WTI Crude	Jun. 2014	99,680	97,940	(1,740)

					363,199

	Short Positions:
2	LME Nickel	Sep. 2013	192,681	164,856	27,825
1	LME Nickel	Dec. 2013	90,510	82,890	7,620
8	LME PRI Aluminum	Sep. 2013	379,029	354,901	24,128
1	LME PRI Aluminum	Nov. 2013	47,083	45,219	1,864
7	LME PRI Aluminum	Dec. 2013	346,759	319,069	27,690
2	LME PRI Aluminum	Mar. 2014	94,600	92,912	1,688
4	LME Zinc	Sep. 2013	193,062	187,600	5,462
4	LME Zinc	Dec. 2013	193,558	191,376	2,182

					98,459

					$461,658

(1)	Represents positions held in the Cayman Subsidiary.
(2)	U.S. Treasury Obligations with a market value of $1,729,954 have been segregated to cover requirements for open futures contracts as of August 31, 2013. In addition, cash and cash equivalents have been earmarked to cover the notional amount of commodity futures contracts as of August 31, 2013.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Consolidated Financial Statements.

12

The following is a summary of the inputs used as of August 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$35,232,737	$—	$—
U.S. Treasury Obligations	—	30,883,196	—
Other Financial Instruments*
Futures	461,658	—	—

Total	$35,694,395	$30,883,196	$—

*	Other financial instruments are derivative instruments not reflected in the Consolidated Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The investment allocation of Portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of August 31, 2013 were as follows:

Investment Type
Affiliated Mutual Funds	50.0%
U.S. Treasury Obligations	43.8

93.8
Other assets in excess of liabilities	6.2

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk and commodity risk.

The effect of such derivative instruments on the Fund's financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations is presented in the summary below.

See Notes to Consolidated Financial Statements.

Prudential Real Assets Fund	13

Consolidated Portfolio of Investments

as of August 31, 2013 (Unaudited) continued

Fair values of derivative instruments as of August 31, 2013 as presented in the Consolidated Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Commodity contracts	Due to broker-variation margin	$735,845	*	Due to broker-variation margin	$274,187	*

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Consolidated Statement of Assets and Liabilities.

The effects of derivative instruments on the Consolidated Statement of Operations for the six months ended August 31, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(11,062)
Commodity contracts	(2,414,022)

Total	$(2,425,084)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(960)
Commodity contracts	1,012,561

Total	$1,011,601

For the six months ended August 31, 2013, the Fund's average value at trade date for futures long position was $17,391,760 and for futures short position was $1,424,571.

See Notes to Consolidated Financial Statements.

14

The Fund invested in derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of derivative assets and liabilities:
Description	Gross Amounts Recognized	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position
Liabilities:
Exchange-traded and cleared derivatives	$(141,808)	$—	$—	$(141,808)
Collateral Amounts Pledged/(Received):
Exchange-traded and cleared derivatives				141,808

Net Amount				$—

See Notes to Consolidated Financial Statements.

Prudential Real Assets Fund	15

Consolidated Statement of Assets and Liabilities

as of August 31, 2013 (Unaudited)

Assets
Investments at value:
Affiliated investments (cost $31,211,104)	$35,232,737
Unaffiliated investments (cost $31,061,014)	30,883,196
Cash	4,619,534
Receivable for investments sold	268,297
Receivable for Fund shares sold	42,342
Dividends and interest receivable	40,407
Prepaid expenses	1,182

Total Assets	71,087,695

Liabilities
Payable for investments purchased	319,371
Due to broker-variation margin	141,808
Payable for Fund shares reacquired	82,571
Accrued expenses	78,996
Distribution fee payable	7,363
Affiliated transfer agent fee payable	1,954
Management fee payable	814

Total Liabilities	632,877

Net Assets	$70,454,818

Net assets were comprised of:
Shares of beneficial interest, at par	$6,984
Paid-in capital in excess of par	70,353,765

70,360,749
Undistributed net investment income	240,135
Accumulated net realized loss on investment transactions	(4,451,539)
Net unrealized appreciation on investments	4,305,473

Net Assets, August 31, 2013	$70,454,818

See Notes to Consolidated Financial Statements.

16

Class A:
Net asset value and redemption price per share ($12,233,172 ÷ 1,214,259 shares of beneficial interest issued and outstanding)	$10.07
Maximum sales charge (5.50% of offering price)	.59

Maximum offering price to public	$10.66

Class B:
Net asset value, offering price and redemption price per share ($1,113,916 ÷ 111,164 shares of beneficial interest issued and outstanding)	$10.02

Class C:
Net asset value, offering price and redemption price per share ($4,125,204 ÷ 411,969 shares of beneficial interest issued and outstanding)	$10.01

Class Z:
Net asset value, offering price and redemption price per share ($52,982,526 ÷ 5,246,445 shares of beneficial interest issued and outstanding)	$10.10

See Notes to Consolidated Financial Statements.

Prudential Real Assets Fund	17

Consolidated Statement of Operations

Six Months Ended August 31, 2013 (Unaudited)

Net Investment Income
Income
Interest income	$431,900
Affiliated dividend income	429,051
Unaffiliated dividend income (net of foreign withholding taxes of $177)	1,779

Total income	862,730

Expenses
Management fee	303,242
Distribution fee—Class A	18,242
Distribution fee—Class B	7,300
Distribution fee—Class C	22,178
Custodian’s fees and expenses	41,000
Registration fees	28,000
Audit fee	23,000
Transfer agent’s fee and expenses (including affiliated expense of $5,000) (Note 3)	22,000
Legal fees and expenses	13,000
Reports to shareholders	13,000
Trustees’ fees	6,000
Loan interest expense (Note 7)	25
Miscellaneous	12,796

Total expenses	509,783
Advisory fee waiver and/or expense reimbursement (Note 2)	(178,515)

Net expenses	331,268

Net investment income	531,462

Realized And Unrealized Gain (Loss) On Investment Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated $17,643)	6,209
Futures transactions	(2,425,084)

(2,418,875)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $(209,083))	(2,575,744)
Futures	1,011,601

(1,564,143)

Net loss on investments	(3,983,018)

Net Decrease In Net Assets Resulting From Operations	$(3,451,556)

See Notes to Consolidated Financial Statements.

18

Consolidated Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2013	Year Ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income	$531,462	$411,104
Net realized loss on investment transactions	(2,418,875)	(505,691)
Net change in unrealized appreciation (depreciation) on investments	(1,564,143)	2,249,120

Net increase (decrease) in net assets resulting from operations	(3,451,556)	2,154,533

Dividends from net investment income (Note 1)
Class A	—	(116,012)
Class B	—	(3,178)
Class C	—	(9,715)
Class Z	—	(542,795)

	—	(671,700)

Fund Share Transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	20,433,611	19,091,566
Net asset value of shares issued in reinvestment of dividends	—	665,681
Cost of shares reacquired	(25,888,297)	(8,936,030)

Net increase (decrease) in net assets resulting from Fund share transactions	(5,454,686)	10,821,217

Total increase (decrease)	(8,906,242)	12,304,050

Net Assets
Beginning of period	79,361,060	67,057,010

End of period (a)	$70,454,818	$79,361,060

(a) Includes undistributed net investment income of:	$240,135	$—

See Notes to Consolidated Financial Statements.

Prudential Real Assets Fund	19

Notes to Consolidated Financial Statements

(Unaudited)

Prudential Investment Portfolios 3 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust was established on January 28, 2000, as a Delaware Business Trust. The Trust operates as a series company. At February 28, 2013, the Trust consisted of four investment portfolios (each a “Fund” and collectively the “Funds”): Prudential Jennison Select Growth Fund, Prudential Strategic Value Fund, Prudential Jennison Market Neutral Fund and Prudential Real Assets Fund. The information presented in these consolidated financial statements pertains to Prudential Real Assets Fund (the “Fund”), a non-diversified series of the Trust. The Fund commenced investment operations on December 30, 2010. The investment objective of the Fund is to seek long-term real return.

The Fund wholly owns and controls the Prudential Real Assets Subsidiary, Ltd. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act. The Fund’s Board of Trustees has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. The Subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Fund. The consolidated financial statements of the Fund include the financial results of its wholly-owned subsidiary.

The Subsidiary commenced operations on January 3, 2011. The Fund commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting rules relating to reporting of a wholly-owned subsidiary. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary. These consolidated financial statements include the accounts of the Fund and the Subsidiary. All significant inter-company balances and transactions between the Fund and the Subsidiary have been eliminated in consolidation. The Fund will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Fund. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The portion of the Fund’s or

20

Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

To the extent of the Fund’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund’s commodity and gold/defensive asset classes and are subject to the same risks that apply to similar investments if held directly by the Fund.

The Fund’s disclosures and operations will be subject to compliance with applicable regulations governing commodity pools in accordance to recent Commodity Futures Trading Commission rule amendments.

As of August 31, 2013, the Fund held $15,199,828 in the Subsidiary, representing 21.6% of the Fund’s net assets.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of these consolidated financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used

Prudential Real Assets Fund	21

Notes to Consolidated Financial Statements

(Unaudited) continued

as described in the table following the Fund’s Consolidated Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, and cash flows as well as broker/dealer

22

quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing model with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Board of Trustees. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Prudential Real Assets Fund	23

Notes to Consolidated Financial Statements

(Unaudited) continued

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holdings of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Commodities: The Fund gains exposure to commodity markets through direct investment of the Fund’s assets or through the Subsidiary. The Fund gains exposure to the commodity markets primarily through exchange-traded futures on commodities held by the Subsidiary. The Fund may invest up to 25% of the Fund’s total assets in the Subsidiary. The Subsidiary may invest in commodity investments without limit. The Fund invests in the Subsidiary in order to gain exposure to commodities within the limitations of the federal tax law requirements applicable to regulated investment companies such as the Fund. The Fund may invest directly in commodity-linked structured notes (CLNs) and in ETFs whose returns are linked to commodities or commodity indices within the limits of applicable tax law. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors

24

affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

Inflation-Protected Securities: The Fund may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Consolidated Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest

Prudential Real Assets Fund	25

Notes to Consolidated Financial Statements

(Unaudited) continued

rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Consolidated Statement of Assets and Liabilities.

With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options and guarantees the futures and options against default.

Master Netting Arrangements: The Fund may be subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions on sales of portfolio securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

26

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the Subadvisers’ performance of all investment advisory services. PI has entered into subadvisory agreements with Quantitative Management Associates LLC (“QMA”), Prudential Investment Management, Inc. (“PIM”) and CoreCommodity Management, LLC (“Core”), each a Subadviser and together, the Subadvisers. The subadvisory agreements provide that the Subadvisers furnish investment advisory services in connection with the management of the Fund. In connection therewith, the Subadvisers are obligated to keep certain books and records of the Fund. Pursuant to the advisory agreement, PI pays the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .60% of the average daily net assets of the Fund.

Prudential Real Assets Fund	27

Notes to Consolidated Financial Statements

(Unaudited) continued

The Subsidiary has entered into a separate management agreement with PI whereby PI provides advisory and other services to the Subsidiary substantially similar to the services provided by PI to the Fund as discussed above. In consideration for these services, the Subsidiary will pay the Manager a monthly fee at the annual rate of .60% of the average daily net assets of the Subsidiary. PI has contractually agreed to waive any management fee it receives from the Fund in an amount equal to the management fees paid by the Subsidiary. This waiver will remain in effect for so long as the Fund remains invested or intends to invest in the Subsidiary. PI also had entered into two separate Subadvisory Agreements with QMA and Core relating to the Subsidiary.

PI has contractually agreed to limit net annual fund operating expenses and acquired fund fees and expenses (exclusive of distribution and service (12b-1) fees, interest, dividend and interest expense on short sales (including Acquired Fund dividend and interest expense on short sales), brokerage, taxes (including Acquired Fund taxes), extraordinary and certain other expenses) of each class of shares to 1.50% of the Fund’s average daily net assets. Effective on May 16, 2013, the expense limit was reduced to .95% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, B, C, and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, B, and C shares, pursuant to plans of distribution (the “Distribution Plans”) regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received $11,159 in front-end sales charges resulting from sales of Class A shares during the six months ended August 31, 2013. From these fees, PIMS paid such sales charges to broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

28

PIMS has advised the Fund that for the six months ended August 31, 2013, it received $1,812 and $1,000 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PIMS, QMA, PIM, and PI are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Consolidated Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Consolidated Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended August 31, 2013, aggregated $29,767,596 and $32,110,639, respectively. United States government securities represent $10,341,924 and $15,905,670 of those purchases and sales, respectively.

A summary of cost of purchases and proceeds of sales of shares of affiliated mutual funds, other than short-term investments, for the six months ended August 31, 2013 is presented as follows:

Affiliated Mutual Funds	Value, beginning of period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, end of period
Prudential International Real Estate Fund (Class Z)	$7,773,710	$3,817,500	$3,777,960	$—	$7,375,193
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	3,761,172	3,385,000	2,574,080	—	4,596,030
Prudential Jennison Utility Fund (Class Z)	11,497,116	8,613,328	6,307,240	389,528	14,488,975
Prudential US Real Estate Fund (Class Z)	8,261,423	3,548,154	3,161,760	38,553	8,184,725

	$31,293,421	$19,363,982	$15,821,040	$428,081	$34,644,923

Prudential Real Assets Fund	29

Notes to Consolidated Financial Statements

(Unaudited) continued

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2013 were as follows:

Tax Basis	$64,105,151

Appreciation	2,407,655
Depreciation	(396,873)

Net Unrealized Appreciation	$2,010,782

The book basis may differ from tax basis due to certain tax-related adjustments.

The Fund elected to treat post-October capital losses of approximately $199,000 and certain late-year ordinary income losses of approximately $267,000 as having been incurred in the following fiscal year (February 28, 2014).

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s consolidated financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

30

Under certain limited circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of August 31, 2013, Prudential owned 102 Class A shares, 101 Class B shares, 101 Class C shares and 4,108,093 Class Z shares of the Fund.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six Months ended August 31, 2013:
Shares sold	196,071	$2,057,261
Shares reacquired	(423,546)	(4,382,128)

Net increase (decrease) in shares outstanding before conversion	(227,475)	(2,324,867)
Shares issued upon conversion from Class B	147	1,522

Net increase (decrease) in shares outstanding	(227,328)	$(2,323,345)

Year ended February 28, 2013:
Shares sold	694,199	$7,187,845
Shares issued in reinvestment of dividends and distributions	10,868	113,893
Shares reacquired	(512,297)	(5,322,302)

Net increase (decrease) in shares outstanding before conversion	192,770	1,979,436
Shares issued upon conversion from Class B	5,399	55,712

Net increase (decrease) in shares outstanding	198,169	$2,035,148

Class B
Six Months ended August 31, 2013:
Shares sold	6,090	$63,063
Shares reacquired	(36,791)	(370,954)

Net increase (decrease) in shares outstanding before conversion	(30,701)	(307,891)
Shares reacquired upon conversion into Class A	(147)	(1,522)

Net increase (decrease) in shares outstanding	(30,848)	$(309,413)

Year ended February 28, 2013:
Shares sold	59,635	$607,649
Shares issued in reinvestment of dividends and distributions	283	2,964
Shares reacquired	(13,120)	(135,377)

Net increase (decrease) in shares outstanding before conversion	46,798	475,236
Shares reacquired upon conversion into Class A	(5,417)	(55,712)

Net increase (decrease) in shares outstanding	41,381	$419,524

Prudential Real Assets Fund	31

Notes to Consolidated Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six Months ended August 31, 2013:
Shares sold	42,695	$448,196
Shares reacquired	(55,297)	(571,239)

Net increase (decrease) in shares outstanding	(12,602)	$(123,043)

Year ended February 28, 2013:
Shares sold	112,577	$1,166,558
Shares issued in reinvestment of dividends and distributions	923	9,665
Shares reacquired	(63,994)	(658,094)

Net increase (decrease) in shares outstanding	49,506	$518,129

Class Z
Six Months ended August 31, 2013:
Shares sold	1,705,042	$17,865,091
Shares reacquired	(1,998,389)	(20,563,976)

Net increase (decrease) in shares outstanding	(293,347)	$(2,698,885)

Year ended February 28, 2013:
Shares sold	968,669	$10,129,514
Shares issued in reinvestment of dividends and distributions	51,471	539,159
Shares reacquired	(273,782)	(2,820,257)

Net increase (decrease) in shares outstanding	746,358	$7,848,416

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Companies”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million through November 14, 2013. The Companies pay an annualized commitment fee of .08% on the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the six months ended August 31, 2013. The average daily balance for the 2 days the Fund had loans outstanding during the period was approximately $306,000, borrowed at a weighted average interest rate of 1.45%. At August 31, 2013, the Fund did not have an outstanding loan amount.

32

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended August 31, 2013		Year Ended February 28, 2013		Year Ended February 29, 2012	December 30, 2010(e) through February 28, 2011
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.51		$10.2	9	$10.18	$10.0	0
Income (loss) from investment operations:
Net investment income (loss)	.06		.0	5	.01	(.0	1)
Net realized and unrealized gain (loss) on investments	(.50)		.2	6	.24	.1	9
Total from investment operations	(.44)		.3	1	.25	.1	8
Less Dividends and Distributions:
Dividends from net investment income	-		(.0	9)	(.14)		-
Total dividends and distributions	-		(.0	9)	(.14)		-
Net Asset Value, end of period	$10.07		$10.5	1	$10.29	$10.1	8
Total Return(a):	(4.19)%		2.99%		2.46%	1.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12,233		$15,14	8	$12,796	$79	4
Average net assets (000)	$14,474		$13,70	0	$9,183	$11	5
Ratios to average net assets(d):
Expenses After Waivers and/or Expense Reimbursement(c)	.93%	(f)	1.28%		1.46%	1.45	%(f)
Expenses Before Waivers and/or Expense Reimbursement	1.36%	(f)	1.41%		1.79%	4.93	%(f)
Net investment income (loss)	1.13%	(f)	.45%		.09%	(.42)	%(f)
Portfolio turnover rate	48%	(g)	45%		52%	4	%(g)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding during the period.

(c) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(d) Does not include expenses of the underlying funds in which the Fund invests.

(e) Commencement of operations.

(f) Annualized.

(g) Not annualized.

See Notes to Consolidated Financial Statements.

Prudential Real Assets Fund	33

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended August 31, 2013		Year Ended February 28, 2013	Year Ended February 29, 2012	December 30, 2010(d) through February 28, 2011
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.49		$10.29	$10.17	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.02		(.03)	(.08)	(.02)
Net realized and unrealized gain (loss) on investments	(.49)		.25	.26	.19
Total from investment operations	(.47)		.22	.18	.17
Less Dividends and Distributions:
Dividends from net investment income	-		(.02)	(.06)	-
Total dividends and distributions	-		(.02)	(.06)	-
Net Asset Value, end of period	$10.02		$10.49	$10.29	$10.17
Total Return(a):	(4.48)%		2.16%	1.78%	1.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,114		$1,490	$1,035	$76
Average net assets (000)	$1,448		$1,376	$633	$47
Ratios to average net assets(c):
Expenses After Waivers and/or Expense Reimbursement	1.68%	(e)	2.03%	2.21%	2.20%	(e)
Expenses Before Waivers and/or Expense Reimbursement	2.11%	(e)	2.16%	2.51%	5.68%	(e)
Net investment income (loss)	.36%	(e)	(.30)%	(.82)%	(1.36)%	(e)
Portfolio turnover rate	48%	(f)	45%	52%	4%	(f)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding during the period.

(c) Does not include expenses of the underlying funds in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not annualized.

See Notes to Consolidated Financial Statements.

34

Class C Shares
	Six Months Ended August 31, 2013		Year Ended February 28, 2013	Year Ended February 29, 2012	December 30, 2010(d) through February 28, 2011
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.48		$10.28	$10.16	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.02		(.03)	(.07)	(.02)
Net realized and unrealized gain (loss) on investments	(.49)		.25	.25	.18
Total from investment operations	(.47)		.22	.18	.16
Less Dividends and Distributions:
Dividends from net investment income	-		(.02)	(.06)	-
Total dividends and distributions	-		(.02)	(.06)	-
Net Asset Value, end of period	$10.01		$10.48	$10.28	$10.16
Total Return(a):	(4.48)%		2.17%	1.79%	1.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,125		$4,451	$3,856	$549
Average net assets (000)	$4,399		$4,110	$2,558	$114
Ratios to average net assets(c):
Expenses After Waivers and/or Expense Reimbursement	1.68%	(e)	2.03%	2.21%	2.20%	(e)
Expenses Before Waivers and/or Expense Reimbursement	2.11%	(e)	2.16%	2.53%	5.68%	(e)
Net investment income (loss)	.36%	(e)	(.27)%	(.74)%	(1.07)%	(e)
Portfolio turnover rate	48%	(f)	45%	52%	4%	(f)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding during the period.

(c) Does not include expenses of the underlying funds in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not annualized.

See Notes to Consolidated Financial Statements.

Prudential Real Assets Fund	35

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended August 31, 2013		Year Ended February 28, 2013	Year Ended February 29, 2012	December 30, 2010(d) through February 28, 2011
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.52		$10.30	$10.18	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.07		.07	.06	(.01)
Net realized and unrealized gain (loss) on investments	(.49)		.26	.22	.19
Total from investment operations	(.42)		.33	.28	.18
Less Dividends and Distributions:
Dividends from net investment income	-		(.11)	(.16)	-
Total dividends and distributions	-		(.11)	(.16)	-
Net Asset Value, end of period	$10.10		$10.52	$10.30	$10.18
Total Return(a):	(3.99)%		3.22%	2.81%	1.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$52,983		$58,273	$49,371	$41,270
Average net assets (000)	$62,625		$50,717	$44,750	$40,011
Ratios to average net assets(c):
Expenses After Waivers and/or Expense Reimbursement	.68%	(e)	1.03%	1.21%	1.20%	(e)
Expenses Before Waivers and/or Expense Reimbursement	1.11%	(e)	1.16%	1.58%	4.68%	(e)
Net investment income (loss)	1.39%	(e)	.72%	.56%	(.45)%	(e)
Portfolio turnover rate	48%	(f)	45%	52%	4%	(f)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding during the period.

(c) Does not include expenses of the underlying funds in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not annualized.

See Notes to Consolidated Financial Statements.

36

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential Real Assets Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”).2 The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreements with each of Quantitative Management Associates LLC (“QMA”), Prudential Investment Management, Inc. (“PIM”) and CoreCommodity Management, LLC (“Core”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 4-6, 2013 and approved the renewal of the agreements through July 31, 2014, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and each of QMA, PIM and Core. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board

[1]	Prudential Real Assets Fund is a series of Prudential Investment Portfolios 3.
[2]	Ms. Alberding and Messrs. Hartstein and Quinn were elected to the Board effective September 1, 2013

Prudential Real Assets Fund

Approval of Advisory Agreements (continued)

meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 4-6, 2013.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and each of QMA, PIM and Core, which serve as the Fund’s subadvisers pursuant to the terms of separate subadvisory agreements with PI, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI, QMA, PIM and Core. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by QMA, PIM and Core, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser as well as PI’s recommendation, based on its review of each subadviser, to renew each subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund, QMA, PIM and Core and also considered the qualifications, backgrounds and responsibilities of the QMA, PIM and Core portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s, QMA’s, PIM’s and Core’s organizational structures, senior management, investment operations, and other relevant information pertaining to PI, QMA, PIM and Core. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PI, QMA, PIM and Core. The Board noted that QMA and PIM are affiliated with PI.

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The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by each of QMA, PIM and Core and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI, QMA, PIM and Core under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PI to the Fund during the year ended December 31, 2012 exceeded the management fees paid by the Fund, resulting in an operating loss to PI. The Board separately considered information regarding the profitability of QMA and PIM, each of which are affiliates of PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

The Board further noted that Core was not affiliated with PI, and concluded that the level of profitability of a subadviser not affiliated with PI may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rate was negotiated by PI and Core, as well as the fact that PI compensates Core out of its management fee.

Economies of Scale

The Board noted that the management fee schedule for the Fund does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

In light of the Fund’s current size, performance and expense structure, the Board concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Prudential Real Assets Fund

Approval of Advisory Agreements (continued)

Other Benefits to PI, QMA, PIM and Core

The Board considered potential ancillary benefits that might be received by PI, QMA, PIM, Core and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by each of QMA, PIM and Core included their ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PI, QMA, PIM and Core were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-year period ended December 31, 2012.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 29, 2012. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper Flexible Portfolio Funds Performance Universe) and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group

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(which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	N/A	N/A	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund underperformed its benchmark index over the one-year period.
•

The Board noted PI’s explanation that in May 2013 it had enhanced the Fund’s existing expense cap by reducing the cap from 1.50% to 0.95%. The Board noted PI’s assertion that if the reduced expense cap had been in effect during the most recent fiscal year, the Fund’s net total expenses would have ranked in the first quartile, and would have been the lowest in the Peer Group.

•	The Board accepted PI’s recommendation to continue the existing expense cap of 0.95% (exclusive of 12b-1 fees and certain other fees, but inclusive of acquired fund fees) through June 30, 2014.
•

The Board concluded that, in light of the Fund’s recent inception date, it was reasonable to continue to monitor performance, and therefore would be in the best interests of the Fund and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Real Assets Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Bruce Karpati, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

	CoreCommodity Management, LLC	The Metro Center One Stamford Place Three North Stamford, CT 06902

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Real Assets Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL REAL ASSETS FUND

SHARE CLASS	A	B	C	Z
NASDAQ	PUDAX	PUDBX	PUDCX	PUDZX
CUSIP	74440K819	74440K793	74440K785	74440K777

MF207E2    0252609-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not

applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a) (1)	Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Prudential Investment Portfolios 3

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	October 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	October 21, 2013

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	October 21, 2013